UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09145

Eaton Vance New York Municipal Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2006

Item 1. Reports to Stockholders

Annual Report November 30, 2006

EATON VANCE
MUNICIPAL
INCOME
TRUSTS

CLOSED-END FUNDS:

California

Florida

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipal Income Trusts as of November 30, 2006

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

California	3

Florida	4

Massachusetts	5

Michigan	6

New Jersey	7

New York	8

Ohio	9

Pennsylvania	10

Financial Statements	11

Federal Tax Information	74

Dividend Reinvestment Plan	75

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	77

Management and Organization	80

Eaton Vance Municipal Income Trusts as of November 30, 2006

MANAGEMENT‘S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Municipal Income Trusts (the “Trusts”) are closed-end Trusts, traded on the American Stock Exchange, which are designed to provide current income exempt from regular federal income tax and state personal income taxes, as applicable. This income is earned by investing primarily in investment-grade municipal securities .

Economic and Market Conditions

Third quarter economic growth slowed to 2 .0%, following the 2 .6% growth rate achieved in the second quarter . With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way . However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market . The economy continued to create jobs over the period, with the unemployment rate standing at 4 .5% as of November 30, 2006 .

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index - measured on a year-over-year basis – has demonstrated a slow but steady rise . The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves . At November 30, 2006, the Federal Funds rate stood at 5 .25% .

Municipal market supply during the year ended November 30, 2006 was lower than it had been in the previous year . As a result, municipals have generally outperformed Treasury bonds for the year ended November 30, 2006, as demand has remained strong . At November 30, 2006, long-term AAA-rated, insured municipal bonds yielded 90% of U .S . Treasury bonds with similar maturities .*

For the year ended November 30, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 6 .12% . For more information about each Trust’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow .

Management Discussion

The Trusts invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds . Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shortermaturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned . However, given the leveraged nature of the Trusts, rising short-term rates have increased the distributions paid to preferred shareholders . As these costs have risen, the income generated by the Trusts has declined . Please see the Performance Information and Portfolio Composition pages that follow for a description of each Trust’s leverage as of November 30, 2006 .

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Trust management continued to maintain a somewhat cautious outlook on interest rates . In this environment, Trust management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors . Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Trusts’ returns during the period .

*Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Trust’s yield.

†It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Municipal Income Trust as of November 30, 2006

PERFORMANCE IN FORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)
One Year	15.99%
Five Years	7.51
Life of Trust (1/29/99)	6.24

Average Annual Total Returns (by net asset value)
One Year	12.10%
Five Years	9.28
Life of Trust (1/29/99)	7.43

Market Yields

Market Yield(2)	4.49%
Taxable Equivalent Market Yield(3)	7.62

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	6.12%
Five Years	5.40
Life of Trust (1/31/99)	5.25

Lipper Averages(5)

Lipper California Municipal Debt Funds Classification – Average Annual Total Returns
One Year	8.78%
Five Years	7.05
Life of Trust (1/31/99)	6.00

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution* (6),(7)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at November 30, 2006 is as follows:

AAA	54.5%
AA	3.5%
A	23.4%
BBB	7.4%
Not Rated	11.2%

Trust Statistics(7)

• Number of Issues:	88
• Average Maturity:	22.6 years
• Average Effective Maturity:	9.6 years
• Average Rating:	AA
• Average Call Protection:	8.2 years
• Leverage:**	33%

**  The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) The Trust’s market yield is calculated by dividing the last dividend paid per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 25, 20, and 14 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month end only. (6) As of 11/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 11/30/06. Portfolio holdings information includes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Florida Municipal Income Trust as of November 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)
One Year	5.32%
Five Years	7.76
Life of Trust (1/29/99)	5.49

Average Annual Total Returns (by net asset value)
One Year	9.84%
Five Years	8.60
Life of Trust (1/29/99)	6.96

Market Yields

Market Yield(2)	4.63%
Taxable Equivalent Market Yield(3)	7.12

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	6.12%
Five Years	5.40
Life of Trust (1/31/99)	5.25

Lipper Averages(5)

Lipper Florida Municipal Debt Funds Classification – Average Annual Total Returns
One Year	7.63%
Five Years	6.68
Life of Trust (1/31/99)	5.63

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution* (6), (7)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at November 30, 2006 is as follows:

AAA	66.1%
AA	3.5%
A	12.8%
BBB	3.5%
CCC	0.6%
Not Rated	13.5%

Trust Statistics(7)

• Number of Issues:	86
• Average Maturity:	24.8 years
• Average Effective Maturity:	7.1 years
• Average Rating:	AA
• Average Call Protection:	7.0 years
• Leverage:**	35%

**  The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market shareprice will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factorssuch as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effectof leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) The Trust’s market yield is calculated by dividing the last dividend paid per share of the fiscal year by the shareprice at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 35.00% federal tax rate. A lower tax rate would result in a lower tax-equivalentfigure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or soldthe securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns, at net asset value, of the funds that arein the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged andunleveraged funds. The Lipper Florida Municipal Debt Funds Classification (closed-end) contained 17, 12, and 11 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively.Lipper Averages are available as of month end only. (6) As of 11/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of theTrust. (7) As of 11/30/06. Portfolio holdings information includes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financialstatements. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)
One Year	5.72%
Five Years	6.98
Life of Trust (1/29/99)	5.95

Average Annual Total Returns (by net asset value)
One Year	11.05%
Five Years	9.11
Life of Trust (1/29/99)	7.04

Market Yields

Market Yield(2)	4.28%
Taxable Equivalent Market Yield(3)	6.95

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	6.12%
Five Years	5.40
Life of Trust (1/31/99)	5.25

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
One Year	7.95%
Five Years	7.29
Life of Trust (1/31/99)	6.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Robert B. Macintosh, CFA

Rating Distribution* (6), (7)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at November 30, 2006 is as follows:

AAA	48.7%
AA	14.5%
A	17.2%
BBB	11.8%
CCC	1.1%
Not Rated	6.7%

Trust Statistics(7)

• Number of Issues:	61
• Average Maturity:	27.4 years
• Average Effective Maturity:	13.0 years
• Average Rating:	AA
• Average Call Protection:	10.8 years
• Leverage:**	33%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) The Trust’s market yield is calculated by dividing the last dividend paid per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 32, and 20 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month end only. (6) As of 11/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 11/30/06. Portfolio holdings information includes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Michigan Municipal Income Trust as of November 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)
One Year	9.88%
Five Years	8.13
Life of Trust (1/29/99)	5.31

Average Annual Total Returns (by net asset value)
One Year	9.38%
Five Years	7.70
Life of Trust (1/29/99)	6.51

Market Yields

Market Yield(2)	4.72%
Taxable Equivalent Market Yield(3)	7.56

Index Performance(4)

Lehman Brothers Municipal Bond Index — Average Annual Total Returns
One Year	6.12%
Five Years	5.40
Life of Trust (1/31/99)	5.25

Lipper Averages(5)

Lipper Michigan Municipal Debt Funds Classification – Average Annual Total Returns
One Year	8.14%
Five Years	6.98
Life of Trust (1/31/99)	5.97

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution* (6), (7)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at November 30, 2006 is as follows:

AAA	54.8%
AA	11.8%
A	13.1%
BBB	12.3%
BB	1.2%
CCC	1.3%
Not Rated	5.5%

Trust Statistics(7)

• Number of Issues:	55
• Average Maturity:	22.6 years
• Average Effective Maturity:	5.2 years
• Average Rating:	AA
• Average Call Protection:	5.1 years
• Leverage:**	35%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) The Trust’s market yield is calculated by dividing the last dividend paid per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 7, 6, and 5 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month end only. (6) As of 11/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 11/30/06. Portfolio holdings information includes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)
One Year	12.89%
Five Years	9.23
Life of Trust (1/29/99)	6.35

Average Annual Total Returns (by net asset value)
One Year	13.28%
Five Years	9.93
Life of Trust (1/29/99)	7.32

Market Yields

Market Yield(2)	4.48%
Taxable Equivalent Market Yield(3)	7.57

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	6.12%
Five Years	5.40
Life of Trust (1/31/99)	5.25

Lipper Averages(5)

Lipper New Jersey Municipal Debt Funds Classification – Average Annual Total Returns
One Year	9.30%
Five Years	7.65
Life of Trust (1/31/99)	6.11

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Robert B. Macintosh, CFA

Rating Distribution* (6), (7)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at November 30, 2006 is as follows:

AAA	47.9%
A	12.8%
BBB	30.5%
B	1.5%
Not Rated	7.3%

Trust Statistics(7)

• Number of Issues:	67
• Average Maturity:	23.5 years
• Average Effective Maturity:	9.5 years
• Average Rating:	AA-
• Average Call Protection:	8.5 years
• Leverage:**	34%

**  The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) The Trust’s market yield is calculated by dividing the last dividend paid per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 13, 10, and 8 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month end only. (6) As of 11/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 11/30/06. Portfolio holdings information includes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance New York Municipal Income Trust as of November 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)
One Year	10.28%
Five Years	8.98
Life of Trust (1/29/99)	6.91

Average Annual Total Returns (by net asset value)
One Year	11.28%
Five Years	9.78
Life of Trust (1/29/99)	7.63

Market Yields

Market Yield(2)	4.64%
Taxable Equivalent Market Yield(3)	7.66

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	6.12%
Five Years	5.40
Life of Trust (1/31/99)	5.25

Lipper Averages(5)

ipper New York Municipal Debt Funds Classification – Average Annual Total Returns
One Year	8.72%
Five Years	7.25
Life of Trust (1/31/99)	5.90

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution* (6), (7)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at November 30, 2006 is as follows:

AAA	29.1%
AA	19.5%
A	27.8%
BBB	10.5%
BB	1.0%
B	1.3%
CCC	0.5%
Not Rated	10.3%

Trust Statistics(7)

• Number of Issues:	70
• Average Maturity:	24.0 years
• Average Effective Maturity:	9.5 years
• Average Rating:	AA-
• Average Call Protection:	9.3 years
• Leverage:**	33%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) The Trust’s market yield is calculated by dividing the last dividend paid per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 18, 13, and 8 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month end only. (6) As of 11/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 11/30/06. Portfolio holdings information includes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Ohio Municipal Income Trust as of as of November 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)
One Year	8.27%
Five Years	7.86
Life of Trust (1/29/99)	5.72

Average Annual Total Returns (by net asset value)
One Year	10.50%
Five Years	8.70
Life of Trust (1/29/99)	6.69

Market Yields

Market Yield(2)	4.73%
Taxable Equivalent Market Yield(3)	7.87

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	6.12%
Five Years	5.40
Life of Trust (1/31/99)	5.25

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
One Year	7.95%
Five Years	7.29
Life of Trust (1/31/99)	6.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution* (6), (7)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at November 30, 2006 is as follows:

AAA	54.7%
AA	13.9%
A	16.6%
BBB	4.4%
B	2.1%
Not Rated	8.3%

Trust Statistics(7)

• Number of Issues:	61
• Average Maturity:	21.9 years
• Average Effective Maturity:	7.1 years
• Average Rating:	AA
• Average Call Protection:	6.9 years
• Leverage:**	35%

**  The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) The Trust’s market yield is calculated by dividing the last dividend paid per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 32, and 20 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month end only. (6) As of 11/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 11/30/06. Portfolio holdings information includes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/06(1)

Average Annual Total Returns (by share price, American Stock Exchange)
One Year	4.44%
Five Years	9.23
Life of Trust (1/29/99)	5.73

Average Annual Total Returns (by net asset value)
One Year	9.68%
Five Years	8.33
Life of Trust (1/29/99)	6.58

Market Yields

Market Yield(2)	4.74%
Taxable Equivalent Market Yield(3)	7.52

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	6.12%
Five Years	5.40
Life of Trust (1/31/99)	5.25

Lipper Averages(5)

Lipper Pennsylvania Municipal Debt Funds Classification – Average Annual Total Returns
One Year	8.11%
Five Years	7.29
Life of Trust (1/31/99)	6.20

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution* (6), (7)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at November 30, 2006 is as follows:

AAA	57.0%
AA	9.9%
A	13.5%
BBB	7.9%
BB	1.8%
CCC	2.4%
Not Rated	7.5%

Trust Statistics(7)

• Number of Issues:	69
• Average Maturity:	21.7 years
• Average Effective Maturity:	6.4 years
• Average Rating:	AA
• Average Call Protection:	5.8 years
• Leverage:**	35%

**  The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets and floating rate notes payable deemed held pursuant to FAS Statement 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) The Trust’s market yield is calculated by dividing the last dividend paid per share of the fiscal year by the share price at the end of the fiscal year and annualizing the result. (3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. (4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (5) The Lipper Averages are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 9, 7, and 5 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month end only. (6) As of 11/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) As of 11/30/06. Portfolio holdings information includes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Trust information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance California Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 161.3%
Principal Amount (000's omitted)	Security	Value
Education — 11.2%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,036,040
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,913,680
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	520,190
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	2,075,385
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,089,600
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,623,075
		$13,257,970
Electric Utilities — 2.3%
$2,500	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,666,825
		$2,666,825
Escrowed / Prerefunded — 1.4%
$1,590	Tahoe Forest, Hospital District, Prerefunded to 7/1/09, 5.85%, 7/1/22	$1,709,202
		$1,709,202
General Obligations — 4.3%
$1,100	California, 5.25%, 4/1/30	$1,169,498
3,500	California, 5.50%, 11/1/33	3,863,405
		$5,032,903
Hospital — 25.4%
$4,200	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$4,424,910
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	801,442
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,092,699
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,844,150
850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	893,316
3,100	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,328,780

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	$1,755,633
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,855,647
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,628,940
1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24	1,547,715
1,000	Stockton, Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,035,300
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	436,293
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,137,960
2,000	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,128,080
2,000	Washington Township Health Care District, 5.25%, 7/1/29	2,064,120
		$29,974,985
Housing — 1.1%
$753	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$807,921
431	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	458,373
		$1,266,294
Industrial Development Revenue — 1.1%
$1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	$1,276,762
		$1,276,762
Insured-Education — 7.3%
$6,510	California Educational Facilities Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	$2,051,301
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,394,685
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,180,990
		$8,626,976
Insured-Electric Utilities — 15.8%
$3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	$3,430,342
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,696,000

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$3,625	Los Angeles Department of Water and Power, Power System Revenues, (FSA), 4.625%, 7/1/37	$3,719,178
1,995	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)(2)	2,116,768
2,563	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.79%, 7/1/29(3)(6)	2,875,304
2,875	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)(2)	3,050,476
500	Puerto Rico Electric Power Authority, (MBIA), 9.095%, 7/1/16(3)(4)	727,300
		$18,615,368
Insured-Escrowed / Prerefunded — 5.9%
$5,130	Foothill/Eastern, Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$2,311,835
2,500	Los Angeles County, Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/10, 5.25%, 7/1/30	2,678,300
1,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28(1)(2)	1,538,843
420	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.315%, 7/1/28(3)(4)	451,303
		$6,980,281
Insured-General Obligations — 17.3%
$1,650	California, RITES, (AMBAC), Variable Rate, 9.611%, 5/1/26(3)(4)	$2,010,443
7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	1,707,230
4,825	Coast Community College District, (FSA), 0.00%, 8/1/35	1,111,728
2,500	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27(3)(4)	3,002,275
4,800	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(1)(2)	5,733,248
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,205,500
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,613,020
		$20,383,444
Insured-Hospital — 6.2%
$3,200	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29(5)	$3,351,264
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(1)(2)	3,967,168
		$7,318,432

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 9.6%
$6,500	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,196,855
10,750	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/25	4,787,835
6,000	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/28	2,332,980
		$11,317,670
Insured-Special Tax Revenue — 4.0%
$2,435	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$986,881
2,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	559,894
3,170	San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	3,166,196
		$4,712,971
Insured-Transportation — 15.5%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,884,050
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,760,800
1,400	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,490,888
7,545	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28(1)(2)	7,753,921
750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)(2)	907,860
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	3,433,800
		$18,231,319
Insured-Water Revenue — 5.3%
$4,400	Los Angeles Department of Water and Power, Water Revenue, (MBIA), 3.00%, 7/1/30	$3,600,036
2,710	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	2,713,062
		$6,313,098
Lease Revenue / Certificates of Participation — 3.8%
$4,000	Sacramento City Financing Authority, 5.40%, 11/1/20	$4,514,080
		$4,514,080

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 1.3%
$1,425	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(3)	$1,541,522
		$1,541,522
Special Tax Revenue — 16.9%
$1,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,519,755
1,545	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,593,776
1,665	Corona Public Financing Authority, 5.80%, 9/1/20	1,668,680
200	Eastern California Municipal Water District, Special Tax Revenue District No. 2004-27 Cottonwood, 5.00%, 9/1/27	203,930
500	Eastern California Municipal Water District, Special Tax Revenue District No. 2004-27 Cottonwood, 5.00%, 9/1/36	508,655
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,669,627
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	515,255
1,305	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,375,079
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	429,391
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	767,033
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,575,694
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,042,700
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	734,685
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,399,637
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,609,110
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	252,958
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	506,360

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$500	Turlock Public Financing Authority, 5.45%, 9/1/24	$518,675
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,048,340
		$19,939,340
Transportation — 1.0%
$1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	$1,201,181
		$1,201,181
Water Revenue — 4.6%
$5,500	Calleguas Las Virgenes, Public Financing Authority, (MBIA), 4.25%, 7/1/32	$5,407,105
		$5,407,105
Total Tax-Exempt Investments — 161.3% (identified cost $175,139,599)		$190,287,728
Other Assets, Less Liabilities — (11.3)%		$(13,294,010)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.0)%		$(59,028,016)
Net Assets Applicable to Common Shares — 100.0%		$117,965,702

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 53.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 23.5% of total investments.

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

(1)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $10,608,147 or 9.0% of the Trust's net assets applicable to common shares.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 162.9%
Principal Amount (000's omitted)	Security	Value
Education — 1.6%
$1,000	Volusia County, Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,045,820
		$1,045,820
Escrowed / Prerefunded — 4.7%
$500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$618,100
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	569,825
1,805	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	2,001,492
		$3,189,417
Health Care-Miscellaneous — 0.2%
$155	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$155,170
		$155,170
Hospital — 17.7%
$2,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$2,096,420
500	Highlands County, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	538,350
1,030	Jacksonville, Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,094,993
1,250	Jacksonville, Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	1,350,437
2,000	Orange County, Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,189,320
1,000	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	1,022,550
900	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	959,922
1,075	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), 5.25%, 11/15/33	1,135,426
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,493,436
		$11,880,854
Housing — 1.9%
$650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$670,949

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$585	Escambia County, Housing Finance Authority, Single Family Mortgage, (Multi-County Program), (AMT), 5.50%, 10/1/31	$604,428
		$1,275,377
Industrial Development Revenue — 3.8%
$804	Broward County, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$832,514
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,052,320
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	650,338
		$2,535,172
Insured-Electric Utilities — 9.5%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	$1,601,968
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,150,479
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	2,822,407
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.79%, 7/1/29(1)(2)	841,553
		$6,416,407
Insured-Escrowed / Prerefunded — 3.1%
$650	Miami-Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$779,116
1,250	Saint Petersburg, Public Utilities Revenue, (FSA), Prerefunded to 10/1/09, 5.00%, 10/1/28	1,312,000
		$2,091,116
Insured-General Obligations — 2.7%
$1,500	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27(1)(3)	$1,801,365
		$1,801,365
Insured-Hospital — 7.2%
$1,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,065,370
1,000	Maricopa County, AZ, Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,030,120
1,350	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,423,629
1,250	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,334,250
		$4,853,369

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 1.7%
$1,100	Broward County, Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,132,923
		$1,132,923
Insured-Miscellaneous — 5.5%
$3,500	Orange County, Tourist Development Tax, (AMBAC), 5.125%, 10/1/30	$3,708,040
		$3,708,040
Insured-Other Revenue — 3.0%
$2,000	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$2,038,200
		$2,038,200
Insured-Special Tax Revenue — 20.1%
$1,485	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,502,003
970	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 7.515%, 10/1/35(1)(3)	1,022,778
2,100	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,189,061
1,470	Miami Beach, Resort Tax, (AMBAC), 6.25%, 10/1/22	1,876,190
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	732,610
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	1,022,800
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,031,174
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,432,079
3,300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	981,288
1,850	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	687,053
1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	1,037,730
		$13,514,766
Insured-Transportation — 30.5%
$2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	$2,368,598
4,500	Greater Orlando, Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18(4)(5)	4,707,270

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$400	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/26	$425,184
2,000	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	2,133,340
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	538,705
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	706,063
500	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	530,765
3,495	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38(4)(5)	3,710,047
3,750	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	4,008,188
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,426,363
		$20,554,523
Insured-Water and Sewer — 28.4%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$1,041,540
3,795	Fort Lauderdale, Water and Sewer, (MBIA), 4.50%, 9/1/35	3,848,054
2,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33(6)	2,121,560
1,500	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	1,596,465
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,038,970
7,625	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	2,005,375
4,000	Sunrise, Utility System, (AMBAC), 5.00%, 10/1/28	4,383,920
1,156	Tampa Bay, Water Utility System, (FGIC), 4.75%, 10/1/27(4)(5)	1,178,338
1,844	Tampa Bay, Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(4)(5)	1,900,727
		$19,114,949
Nursing Home — 1.6%
$265	Orange County, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$276,220
735	Orange County, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	767,414
		$1,043,634

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.3%
$1,500	Lee County, Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/29	$1,546,035
		$1,546,035
Special Tax Revenue — 17.4%
$95	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$97,391
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	515,750
400	Dupree Lakes Community Development District, 5.00%, 11/1/10	400,264
360	Dupree Lakes Community Development District, 5.375%, 5/1/37	364,356
320	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	344,218
250	Heritage Springs Community Development District, 5.25%, 5/1/26	254,500
765	Heritage Springs Community Development District, 6.75%, 5/1/21	782,021
340	New River, Community Development District, (Capital Improvements), 5.00%, 5/1/13	339,932
140	New River, Community Development District, (Capital Improvements), 5.35%, 5/1/38	140,662
350	North Springs, Improvement District, (Heron Bay), 5.20%, 5/1/27	356,115
660	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	674,665
1,000	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,017,950
490	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	509,507
600	Sterling Hill, Community Development District, 6.20%, 5/1/35	643,974
500	Stoneybrook West, Community Development District, 7.00%, 5/1/32	536,655
1,000	Tisons Landing, Community Development District, 5.625%, 5/1/37	1,031,730
820	University Square, Community Development District, 6.75%, 5/1/20	872,349
450	Vista Lakes, Community Development District, 7.20%, 5/1/32	484,614
725	Waterlefe, Community Development District, 6.95%, 5/1/31	790,286
175	West Palm Beach, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	184,191
1,270	West Palm Beach, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,329,779
		$11,670,909

Value
Total Tax-Exempt Investments — 162.9% (identified cost $102,254,027)	$109,568,046
Other Assets, Less Liabilities — (10.1)%	$(6,812,682)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.8)%	$(35,503,452)
Net Assets Applicable to Common Shares — 100.0%	$67,251,912

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 81.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 28.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $4,283,796 or 6.4% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 173.3%
Principal Amount (000's omitted)	Security	Value
Education — 26.9%
$500	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$522,795
2,790	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,210,704
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	541,370
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	629,190
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	530,015
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,592,385
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,039,730
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/33	1,062,560
1,215	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33	1,483,770
265	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	269,224
500	Massachusetts Industrial Finance Agency, (Babson College), 5.25%, 10/1/27	514,465
400	Massachusetts Industrial Finance Agency, (Belmont Hill School), 5.25%, 9/1/28	410,820
		$11,807,028
Electric Utilities — 5.0%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,090,090
1,065	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,113,543
		$2,203,633
Escrowed / Prerefunded — 4.6%
$400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$457,552
1,000	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,102,620
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	458,730
		$2,018,902

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 2.8%
$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$516,176
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	720,034
		$1,236,210
Hospital — 13.7%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,095,250
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	1,073,080
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	435,224
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,442
1,100	Massachusetts Health and Educational Facilities Authority, (Covenant Health), 6.00%, 7/1/31	1,204,775
2,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	2,111,500
		$6,025,271
Housing — 11.1%
$2,100	Massachusetts Housing Finance Agency, 4.75%, 12/1/48(1)	$2,108,148
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	671,593
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	2,079,000
		$4,858,741
Industrial Development Revenue — 1.6%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$696,640
		$696,640
Insured-Education — 20.9%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39(2)	$1,255,100
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,206,230
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)(4)	1,658,884
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,716,176

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,700	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), (MBIA), 5.10%, 10/1/27(3)(4)	$1,750,762
1,000	Massachusetts Health and Educational Facilities Authority, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,036,400
500	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31	532,635
		$9,156,187
Insured-Electric Utilities — 1.8%
$750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	$795,780
		$795,780
Insured-General Obligations — 13.5%
$3,000	Massachusetts, (AMBAC), 5.50%, 8/1/30(3)(4)	$3,713,290
500	Plymouth, (MBIA), 5.25%, 10/15/20	534,020
900	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27(5)(6)	1,080,819
600	Salisbury, (XLCA), 4.25%, 8/1/30	602,100
		$5,930,229
Insured-Miscellaneous — 4.8%
$2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	$2,097,020
		$2,097,020
Insured-Other Revenue — 8.2%
$2,750	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42(7)	$3,580,830
		$3,580,830
Insured-Special Tax Revenue — 6.4%
$1,500	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32(7)	$1,592,865
680	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	275,597
385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	104,135
570	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	211,687
3,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	620,458
		$2,804,742

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 15.4%
$1,020	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/29	$397,729
3,200	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37(3)(4)	3,266,592
33	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 6.249%, 1/1/37(5)(6)	35,414
3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28(3)(4)	3,083,070
		$6,782,805
Nursing Home — 2.6%
$500	Boston Industrial Development Authority, (Alzheimer's Center), (FHA), 6.00%, 2/1/37	$511,790
600	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	622,458
		$1,134,248
Senior Living / Life Care — 3.5%
$1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	$1,550,025
		$1,550,025
Special Tax Revenue — 5.5%
$2,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/34	$2,424,840
		$2,424,840
Transportation — 8.7%
$2,700	Massachusetts Bay Transportation Authority, 5.00%, 3/1/27(3)(4)	$2,736,585
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,062,160
		$3,798,745
Water and Sewer — 16.3%
$2,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$2,109,780
2,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,163,200
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,014,176
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,866,020
		$7,153,176

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Value
Total Tax-Exempt Investments — 173.3% (identified cost $70,167,838)	$76,055,052
Other Assets, Less Liabilities — 24.3%	$(10,740,913)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.0)%	$(21,505,918)
Net Assets Applicable to Common Shares — 100.0%	$43,874,888

ACA - ACA Financial Guaranty Corporation

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 41.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 21.2% of total investments.

(1)  When-issued security.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $1,080,819 or 2.5% of the Trust's net assets applicable to common shares.

(6)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

(7)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 161.4%
Principal Amount (000's omitted)	Security	Value
Education — 5.8%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,340,187
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	564,160
		$1,904,347
Electric Utilities — 7.3%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,320,400
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,069,220
		$2,389,620
Escrowed / Prerefunded — 4.2%
$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$544,920
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	811,185
		$1,356,105
General Obligations — 12.1%
$500	East Grand Rapids, Public School District, 5.00%, 5/1/25	$523,560
500	Garden City School District, Prerefunded to 5/1/11, 5.00%, 5/1/26	529,715
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,047,120
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	811,050
1,000	White Cloud, Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,047,110
		$3,958,555
Health Care-Miscellaneous — 0.7%
$215	Pittsfield Township Economic Development Corp., (Arbor Hospice), 7.875%, 8/15/27	$216,763
		$216,763
Hospital — 28.8%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$537,525
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	131,007
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	131,217

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	$596,602
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	515,965
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,021,150
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	789,975
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,072,340
1,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,046,840
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	789,300
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	799,837
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,088,610
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	875,208
		$9,395,576
Industrial Development Revenue — 7.7%
$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$1,018,100
800	Dickinson County Electronic Development Corp., (International Paper Co.), 5.75%, 6/1/16	861,784
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	631,000
		$2,510,884
Insured-Electric Utilities — 8.7%
$1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$1,059,640
500	Michigan Strategic Fund, Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	532,580
1,200	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)(2)	1,248,444
		$2,840,664
Insured-Escrowed / Prerefunded — 16.1%
$1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,057,600
2,000	Fenton Area Public Schools, (FGIC), Prerefunded to 5/1/08, 5.00%, 5/1/24	2,041,280

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	$2,158,700
		$5,257,580
Insured-General Obligations — 17.4%
$1,000	Brandon School District, (FSA), 4.50%, 5/1/33	$1,014,940
500	Brandon School District, (FSA), 4.50%, 5/1/35	507,080
1,520	Coopersville, Public Schools District, (FSA), 4.50%, 5/1/36	1,541,523
650	Detroit, School District, (FGIC), 4.75%, 5/1/28	663,605
750	Detroit, School District, (FSA), 5.25%, 5/1/32	902,085
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	203,074
700	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27(3)(4)	840,637
		$5,672,944
Insured-Hospital — 6.4%
$1,000	Royal Oak, Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$1,054,090
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,049,020
		$2,103,110
Insured-Lease Revenue / Certificates of Participation — 4.2%
$4,300	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	$1,381,977
		$1,381,977
Insured-Sewer Revenue — 3.2%
$1,000	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	$1,051,810
		$1,051,810
Insured-Special Tax Revenue — 8.8%
455	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.315%, 7/1/28(3)(4)	488,911
2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	2,375,325
		$2,864,236

Principal Amount (000's omitted)	Security	Value
Insured-Student Loan — 6.4%
$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,056,040
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25(5)	1,047,810
		$2,103,850
Insured-Transportation — 12.8%
$2,010	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28(1)(2)	$2,065,657
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.22%, 12/1/28(3)(6)	2,099,980
		$4,165,637
Insured-Water Revenue — 5.3%
$1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,717,403
		$1,717,403
Lease Revenue / Certificates of Participation — 0.8%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$255,295
		$255,295
Transportation — 4.7%
$1,500	Kent County Airport Facility, 5.00%, 1/1/25(1)(2)	$1,537,178
		$1,537,178
Total Tax-Exempt Investments — 161.4% (identified cost $48,753,606)		$52,683,534
Other Assets, Less Liabilities — (7.8)%		$(2,539,281)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.6)%		$(17,501,653)
Net Assets Applicable to Common Shares — 100.0%		$32,642,600

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 55.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 19.3% of total investments.

(1)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $3,429,528 or 10.5% of the Trust's net assets applicable to common shares.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 173.9%
Principal Amount (000's omitted)	Security	Value
Education — 4.6%
$3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$3,432,000
		$3,432,000
Electric Utilities — 9.2%
$5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$5,303,400
1,500	Salem County, Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,613,025
		$6,916,425
Escrowed / Prerefunded — 5.5%
$3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	$4,107,235
		$4,107,235
General Obligations — 5.1%
$3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$3,784,900
		$3,784,900
Hospital — 26.6%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$104,335
90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	93,424
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	106,363
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	3,004,182
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,120,791
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,193,115
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,868,605
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,135,380
450	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	477,805
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	838,432

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	$2,143,740
1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,595,290
1,500	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,569,000
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	1,958,235
600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	669,888
		$19,878,585
Industrial Development Revenue — 9.4%
$1,000	Gloucester County, Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,079,100
3,000	Middlesex County, Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	3,266,550
1,000	New Jersey Economic Development Authority, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,011,610
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	777,022
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	934,162
		$7,068,444
Insured-Education — 14.7%
$1,850	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/27	$1,848,687
2,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	1,986,360
890	New Jersey Educational Facilities Authority, (Richard Stockton College), (MBIA), 4.25%, 7/1/36	887,739
1,300	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31	1,319,695
4,800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), 5.00%, 7/1/33(1)(2)	4,991,232
		$11,033,713
Insured-Electric Utilities — 1.7%
$1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	$1,309,425
		$1,309,425

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 12.1%
$330	New Jersey Economic Development Authority, (FSA), Prerefunded to 5/1/09, Variable Rate, 8.348%, 5/1/17(5)(7)	$370,646
3,750	New Jersey Economic Development Authority, (FSA), Prerefunded to 5/1/09, 5.25%, 5/1/17(1)(2)	3,903,963
4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30(1)(2)	4,762,980
		$9,037,589
Insured-Gas Utilities — 6.9%
$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	$5,200,800
		$5,200,800
Insured-General Obligations — 11.1%
$1,730	Bordentown Regional Board of Education, (MBIA), 4.25%, 1/15/33	$1,728,564
125	Hudson County, Improvements Authority, (CIFG), 4.25%, 9/1/28	124,729
2,000	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/33	629,640
3,500	Irvington Township, (FSA), 0.00%, 7/15/24	1,691,060
5,500	Irvington Township, (FSA), 0.00%, 7/15/25	2,540,670
750	Madison Borough Board of Education, (MBIA), 4.75%, 7/15/35	784,253
931	Stafford Township, (MBIA), 3.00%, 7/1/30	775,234
		$8,274,150
Insured-Housing — 6.1%
$3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	$3,455,698
810	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FGIC), (AMT), 5.00%, 11/1/36	841,104
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	240,996
		$4,537,798
Insured-Lease Revenue / Certificates of Participation — 0.8%
$585	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	$612,916
		$612,916
Insured-Special Tax Revenue — 15.3%
$12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$5,742,280

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$7,100	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/27	$2,969,930
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25(3)	2,737,980
		$11,450,190
Insured-Transportation — 13.1%
$1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	$1,057,120
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26(4)	3,445,423
3,750	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 7/1/37(1)(2)	3,975,713
1,280	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	1,295,642
		$9,773,898
Insured-Water and Sewer — 2.8%
$5,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	$2,093,250
		$2,093,250
Nursing Home — 2.8%
$1,000	New Jersey Economic Development Authority, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,074,330
955	New Jersey Economic Development Authority, (Victoria Health), 5.20%, 12/20/36(5)	1,029,729
		$2,104,059
Other Revenue — 6.3%
$7,200	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$497,880
6,100	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	220,332
950	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	1,093,308
2,500	Tobacco Settlement Financing Corp., 6.75%, 6/1/39(1)(2)	2,877,125
		$4,688,645
Senior Living / Life Care — 3.2%
$1,700	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$1,738,318
675	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36(6)	692,624
		$2,430,942

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 7.3%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$803,340
1,310	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,432,799
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34(1)(2)	3,261,090
		$5,497,229
Transportation — 9.3%
$4,800	Port Authority of New York and New Jersey, 5.375%, 3/1/28(1)(2)	$5,711,760
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,235,936
		$6,947,696
Total Tax-Exempt Investments — 173.9% (identified cost $119,685,120)		$130,179,889
Other Assets, Less Liabilities — (23.1)%		$(17,320,355)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.8)%		$(38,013,948)
Net Assets Applicable to Common Shares — 100.0%		$74,845,586

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 48.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 21.6% of total investments.

(1)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $1,400,375 or 1.9% of the Trust's net assets applicable to common shares.

(6)  When-issued security.

(7)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 174.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23(6)	$1,152,231
		$1,152,231
Education — 8.9%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/20	$1,049,980
1,145	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	1,163,732
450	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	476,833
4,980	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 5.00%, 7/1/33	5,211,371
		$7,901,916
Electric Utilities — 13.3%
$1,475	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	$1,578,014
4,100	New York Power Authority, 5.25%, 11/15/40	4,325,746
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,591,020
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,138,440
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,216,382
		$11,849,602
Escrowed / Prerefunded — 6.8%
$200	New York City Industrial Development Agency, (Ohel Children's Home), Prerefunded to 3/15/22, 6.25%, 8/15/22	$212,360
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,783,202
1,000	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	1,105,300
		$6,100,862
General Obligations — 9.1%
$6,000	New York City, 5.25%, 9/15/33	$6,462,180
1,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,622,100
		$8,084,280

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 5.9%
$1,185	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,190,605
1,300	New York City Industrial Development Agency, (Ohel Children's Home), 6.25%, 8/15/22	1,217,567
50	Suffolk County Industrial Development Agency, (Alliance of LI), 7.50%, 9/1/15	54,069
100	Suffolk County Industrial Development Agency, (Alliance of LI), 7.50%, 9/1/15	108,139
2,600	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	2,667,288
		$5,237,668
Hospital — 17.3%
$210	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$221,092
485	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	509,400
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,271,712
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,593,300
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	437,016
2,700	New York City Health and Hospital Corp., (Health Systems), 5.25%, 2/15/17	2,793,555
300	New York City Health and Hospital Corp., (Health Systems), 5.375%, 2/15/26	316,605
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,583,910
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,131,800
1,250	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,281,062
2,105	Suffolk County Industrial Development Agency, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,289,608
		$15,429,060
Housing — 8.7%
$2,750	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$2,886,703
2,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.875%, 11/1/39	2,561,575
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,285,750
1,000	New York Mortgage Agency, (AMT), 4.70%, 10/1/31	1,013,300
		$7,747,328

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 16.1%
$4,200	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)(2)	$5,008,318
1,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,710,495
2,440	New York City Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	2,550,825
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	1,028,070
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,655,850
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	825,460
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	573,485
		$14,352,503
Insured-Education — 6.3%
$4,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27(1)(2)	$5,608,332
		$5,608,332
Insured-Electric Utilities — 2.8%
$2,400	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)(2)	$2,496,888
		$2,496,888
Insured-Escrowed / Prerefunded — 7.5%
$3,000	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, 5.75%, 7/1/29(1)(2)	$3,192,060
3,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28(1)(2)	3,488,691
		$6,680,751
Insured-General Obligations — 2.5%
$175	Brookhaven, (MBIA), 2.00%, 5/1/26	$126,023
1,750	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27(3)(4)	2,101,593
		$2,227,616
Insured-Hospital — 6.7%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(5)	$5,932,950
		$5,932,950

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 4.7%
$4,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	$4,170,880
		$4,170,880
Insured-Special Tax Revenue — 11.2%
$1,000	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$1,038,500
2,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,205,738
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,392,345
11,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	3,144,330
12,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	2,501,520
1,800	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	668,484
		$9,950,917
Insured-Transportation — 14.5%
$4,645	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17(1)(2)	$5,352,195
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,874,540
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29(1)(2)	3,678,588
950	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,011,674
		$12,916,997
Insured-Water Revenue — 1.2%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,065,630
		$1,065,630
Other Revenue — 6.1%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,364,696
3,750	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)(2)	4,056,000
		$5,420,696

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.0%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,495,414
250	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), 5.00%, 11/1/28	262,353
		$1,757,767
Transportation — 18.7%
$6,000	Metropolitan Transportation Authority of New York, 5.25%, 11/15/32	$6,460,980
1,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	1,036,270
2,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33(1)(2)	2,675,361
5,400	Port Authority of New York and New Jersey, 5.375%, 3/1/28(1)(2)	6,425,730
		$16,598,341
Water and Sewer — 2.8%
$2,365	New York City Municipal Water Finance Authority, 4.75%, 6/15/38	$2,467,286
		$2,467,286
Total Tax-Exempt Investments — 174.4% (identified cost $142,984,334)		$155,150,501
Other Assets, Less Liabilities — (24.4)%		$(21,680,774)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.0)%		$(44,500,000)
Net Assets Applicable to Common Shares — 100.0%		$88,969,727

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 32.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 16.8% of total investments.

(1)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $2,101,593 or 2.4% of the Trust's net assets applicable to common shares.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security is in bankruptcy but continues to make full interest payments.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 171.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$392,107
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	207,654
		$599,761
Education — 0.6%
$269	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29(1)(2)	$278,300
		$278,300
Electric Utilities — 3.5%
$455	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$476,908
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,069,220
		$1,546,128
Escrowed / Prerefunded — 23.8%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,100,730
1,000	Franklin County, (Cincinnati Children's Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,057,110
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,635,922
2,731	Ohio Higher Educational Facilities Authority, Prerefunded to 10/1/09, 5.00%, 10/1/29(1)(2)	2,865,805
1,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.35%, 11/1/18	1,302,925
1,750	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	1,824,900
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	743,566
		$10,530,958
Hospital — 9.9%
$550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$594,852
600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	640,590
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,620,405
590	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	622,385
500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	540,420
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	361,561
		$4,380,213

Principal Amount (000's omitted)	Security	Value
Housing — 8.2%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	$1,033,990
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,629,750
		$3,663,740
Industrial Development Revenue — 11.5%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,390,665
1,300	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,351,922
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,370,015
		$5,112,602
Insured-Education — 3.0%
$1,250	University of Cincinnati, (FGIC), 5.25%, 6/1/24	$1,338,137
		$1,338,137
Insured-Electric Utilities — 5.1%
$2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$928,320
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,332,480
		$2,260,800
Insured-Escrowed / Prerefunded — 14.0%
$245	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29(3)	$253,408
1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,092,490
495	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	549,955
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,082,220
3,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29(1)(2)	3,221,325
		$6,199,398
Insured-General Obligations — 14.9%
$2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	$886,304
1,000	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27(4)(5)	1,200,910
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)(2)	1,415,592
2,860	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	3,093,691
		$6,596,497

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 6.6%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	$263,752
1,000	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	1,060,480
1,500	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.125%, 5/15/28	1,606,365
		$2,930,597
Insured-Lease Revenue / Certificates of Participation — 9.3%
$1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22	$1,549,470
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)(2)	2,054,364
500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	522,580
		$4,126,414
Insured-Special Tax Revenue — 13.7%
$2,000	Delaware County Sewer District, (MBIA), 4.75%, 12/1/24	$2,058,700
2,150	Hamilton County, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/28	848,605
2,000	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	2,110,540
2,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,065,818
		$6,083,663
Insured-Transportation — 13.5%
$500	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$518,375
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,201,240
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,207,980
3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28(1)(2)	3,083,070
		$6,010,665
Insured-Water and Sewer — 3.4%
$1,475	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,525,224
		$1,525,224
Lease Revenue / Certificates of Participation — 3.1%
$1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,369,069
		$1,369,069

Principal Amount (000's omitted)	Security	Value
Other Revenue — 7.3%
$3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)(2)	$3,244,800
		$3,244,800
Pooled Loans — 11.5%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$555,440
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	578,677
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,109,495
1,215	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,394,832
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	332,371
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,130,173
		$5,100,988
Special Tax Revenue — 5.1%
$600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$664,272
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,581,412
		$2,245,684
Transportation — 2.1%
$875	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/34	$920,045
		$920,045
Total Tax-Exempt Investments — 171.4% (identified cost $69,999,061)		$76,063,683
Other Assets, Less Liabilities — (18.4)%		$(8,173,778)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.0)%		$(23,504,441)
Net Assets Applicable to Common Shares — 100.0%		$44,385,464

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 18.4% of total investments.

(1)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $1,200,910 or 2.7% of the Trust's net assets applicable to common shares.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 172.8%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 5.3%
$525	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$552,006
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	508,800
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	505,750
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	685,165
		$2,251,721
Education — 1.5%
$600	Philadelphia Higher Education Facilities Authority, (Chestnut Hill College), 6.00%, 10/1/29	$617,274
		$617,274
Electric Utilities — 3.1%
$600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$652,242
600	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	639,018
		$1,291,260
Escrowed / Prerefunded — 13.1%
$600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$666,624
1,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	1,614,330
925	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/30	1,016,159
1,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,585,680
600	Philadelphia Authority for Industrial Development, (Franklin Institute), Escrowed to Maturity, 5.20%, 6/15/26	611,286
		$5,494,079
Hospital — 11.6%
$750	Lancaster County, Hospital Authority, 5.50%, 3/15/26	$808,193
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,334,663

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	$545,530
360	Montgomery County, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	388,508
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	928,353
300	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	322,749
500	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	535,695
		$4,863,691
Housing — 13.3%
$1,260	Allegheny County, Residential Finance Authority, Single Family Mortgages, 5.00%, 5/1/35	$1,300,559
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	1,008,960
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,233,024
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	1,024,510
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	1,044,080
		$5,611,133
Industrial Development Revenue — 9.0%
$500	New Morgan Industrial Development Authority, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	$499,995
1,000	Pennsylvania Economic Development Financing Authority, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,168,340
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	526,140
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,564,880
		$3,759,355
Insured-Education — 21.4%
$1,900	Lycoming County, College Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	$2,030,853
1,000	Northampton County Higher Education Facilities Authority, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,015,290
1,000	Pennsylvania Higher Education Facilities Authority, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,046,200
2,000	Pennsylvania Higher Education Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,052,720

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	Pennsylvania Higher Education Facilities Authority, (Thomas Jefferson University), (AMBAC), 4.25%, 9/1/31(7)	$980,430
1,800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, (University of Puerto Rico), (MBIA), 5.00%, 7/1/33(2)(3)	1,871,712
		$8,997,205
Insured-Electric Utilities — 14.3%
$1,380	Lehigh County Industrial Development Authority, Pollution Control, (FGIC), 4.75%, 2/15/27(2)(3)	$1,432,642
1,801	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(2)(3)	1,910,646
2,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(2)(3)	2,652,897
		$5,996,185
Insured-Escrowed/Prerefunded — 16.1%
$1,000	Allegheny County, Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/24	$1,082,220
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	706,550
490	Dauphin County, General Authority, (Pinnacle Health System), (MBIA), Prerefunded to 5/15/07, 5.50%, 5/15/27	499,168
2,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	2,637,674
595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.315%, 7/1/28(4)(5)	639,345
2,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,204,540
		$6,769,497
Insured-General Obligations — 8.7%
$1,000	Butler, Area School District, (FGIC), 0.00%, 9/15/28	$395,700
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,061,740
1,000	Puerto Rico, (FSA), Variable Rate, 8.462%, 7/1/27(4)(5)	1,200,910
		$3,658,350
Insured-Hospital — 13.5%
$510	Dauphin County, General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	$518,900
500	Delaware County, Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	512,640

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	$1,565,145
3,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,071,610
		$5,668,295
Insured-Special Tax Revenue — 2.5%
$1,000	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,037,400
		$1,037,400
Insured-Transportation — 18.3%
$1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	$1,048,940
2,050	Pennsylvania Turnpike Commission, (FSA), 5.25%, 1/15/23(2)(3)	2,458,137
800	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/27(2)(3)	952,648
1,005	Philadelphia, Parking Authority, (AMBAC), 5.25%, 2/15/29	1,044,778
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(2)(3)	2,178,864
		$7,683,367
Insured-Water and Sewer — 8.8%
$500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	$531,130
1,000	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,055,450
2,000	Pittsburgh, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31(8)	2,122,320
		$3,708,900
Senior Living / Life Care — 7.0%
$600	Bucks County Industrial Development Authority, (Pennswood), 6.00%, 10/1/27	$654,684
1,000	Cliff House Trust (AMT), 6.625%, 6/1/27(6)	715,280
500	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	516,305
500	Lancaster County, Hospital Authority, (Health Center), 5.875%, 6/1/31	535,225
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	208,448
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	311,964
		$2,941,906

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 5.3%
$1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,262,808
165	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	165,719
490	Erie, Municipal Airport Authority, (AMT), 5.875%, 7/1/16	496,287
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	291,119
		$2,215,933
Total Tax-Exempt Investments — 172.8% (identified cost $67,469,978)		$72,565,551
Other Assets, Less Liabilities — (19.2)%		$(8,060,536)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.6)%		$(22,506,565)
Net Assets Applicable to Common Shares — 100.0%		$41,998,450

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2006, 60.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 20.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $1,840,255 or 4.4% of the Trust's net assets applicable to common shares.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2006.

(6)  Security is in default with respect to principal payments.

(7)  When-issued security.

(8)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of November 30, 2006

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Assets
Investments —
Identified cost	$175,139,599	$102,254,027	$70,167,838	$48,753,606
Unrealized appreciation	15,148,129	7,314,019	5,887,214	3,929,928
Investments, at value	$190,287,728	$109,568,046	$76,055,052	$52,683,534
Cash	$79,446	$—	$—	$157,894
Receivable for investments sold	8,000	—	—	—
Interest receivable	2,309,152	987,014	1,180,982	737,057
Total assets	$192,684,326	$110,555,060	$77,236,034	$53,578,485
Liabilities
Payable for investments purchased	$—	$530,259	$137,190	$—
Payable for when issued securities	—	—	2,100,000	—
Payable for daily variation margin on open financial futures contracts	129,097	64,549	46,628	2,031
Payable for open interest rate swap contracts	159,536	92,459	58,013	18,400
Due to custodian	—	86,248	60,065	—
Payable to affiliate for investment advisory fees	100,956	58,761	37,274	28,684
Payable to affiliate for administration fee	28,845	16,789	10,650	8,196
Payable to affiliate for Trustees' fees	1,453	1,115	282	278
Interest expense and fees payable	211,636	45,176	97,671	51,937
Payable for floating rate notes issued	14,962,215	6,830,000	9,243,333	3,265,000
Accrued expenses	96,870	74,340	64,122	59,706
Total liabilities	$15,690,608	$7,799,696	$11,855,228	$3,434,232
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$59,028,016	$35,503,452	$21,505,918	$17,501,653
Net assets applicable to common shares	$117,965,702	$67,251,912	$43,874,888	$32,642,600
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$71,815	$42,574	$27,141	$21,163
Additional paid-in capital	106,462,788	63,254,539	40,196,540	31,450,960
Accumulated net realized loss (computed on the basis of identified cost)	(4,175,747)	(3,527,206)	(2,396,501)	(2,909,506)
Accumulated undistributed net investment income	658,568	280,602	235,564	169,957
Net unrealized appreciation (computed on the basis of identified cost)	14,948,278	7,201,403	5,812,144	3,910,026
Net assets applicable to common shares	$117,965,702	$67,251,912	$43,874,888	$32,642,600
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	2,360	1,420	860	700
Common Shares Outstanding
	7,181,488	4,257,408	2,714,063	2,116,294
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$16.43	$15.80	$16.17	$15.42

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of November 30, 2006

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Assets
Investments —
Identified cost	$119,685,120	$142,984,334	$69,999,061	$67,469,978
Unrealized appreciation	10,494,769	12,166,167	6,064,622	5,095,573
Investments, at value	$130,179,889	$155,150,501	$76,063,683	$72,565,551
Cash	$—	$514,750	$—	$—
Receivable for investments sold	5,000	65,000	10,000	981,050
Interest receivable	1,920,863	2,118,280	1,163,926	1,153,239
Total assets	$132,105,752	$157,848,531	$77,237,609	$74,699,840
Liabilities
Payable for investments purchased	$—	$—	$—	$—
Payable for daily variation margin on open financial futures contracts	78,857	110,557	40,515	3,002
Payable for open interest rate swap contracts	101,523	119,652	61,639	597,088
Payable for when-issued securities	687,008	—	—	980,430
Due to custodian	839,521	—	17,759	296,147
Payable to affiliate for investment advisory fees	64,361	76,102	38,860	36,949
Payable to affiliate for administration fee	18,389	21,744	11,103	10,557
Payable to affiliate for Trustees' fees	1,115	1,115	282	283
Interest expense and fees payable	229,394	282,727	111,557	120,753
Payable for floating rate note issued	17,150,000	23,680,000	9,000,000	8,085,780
Accrued expenses	76,050	86,907	65,989	63,836
Total liabilities	$19,246,218	$24,378,804	$9,347,704	$10,194,825
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$38,013,948	$44,500,000	$23,504,441	$22,506,565
Net assets applicable to common shares	$74,845,586	$88,969,727	$44,385,464	$41,998,450
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$46,215	$53,753	$28,293	$27,085
Additional paid-in capital	68,598,222	79,783,608	42,034,341	40,248,831
Accumulated net realized loss (computed on the basis of identified cost)	(4,521,580)	(3,389,608)	(3,887,007)	(2,968,961)
Accumulated undistributed net investment income	358,330	491,116	212,592	196,012
Net unrealized appreciation (computed on the basis of identified cost)	10,364,399	12,030,858	5,997,245	4,495,483
Net assets applicable to common shares	$74,845,586	$88,969,727	$44,385,464	$41,998,450
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	1,520	1,780	940	900
Common Shares Outstanding
	4,621,485	5,375,346	2,829,304	2,708,462
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$16.20	$16.55	$15.69	$15.51

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended November 30, 2006

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Investment Income
Interest	$9,458,407	$5,693,225	$3,634,168	$2,774,840
Total investment income	$9,458,407	$5,693,225	$3,634,168	$2,774,840
Expenses
Investment adviser fee	$1,203,855	$704,751	$444,593	$344,125
Administration fee	343,910	201,357	127,027	98,321
Trustees' fees and expenses	8,027	6,183	1,537	1,527
Legal and accounting services	42,275	37,400	33,580	35,491
Printing and postage	22,972	11,474	7,677	5,600
Custodian fee	105,449	65,125	43,360	36,275
Transfer and dividend disbursing agent fees	110,993	68,074	47,532	37,956
Preferred shares remarketing agent fee	147,500	88,750	53,750	43,749
Interest expense and fees	548,033	354,491	322,114	144,715
Miscellaneous	37,361	34,721	31,544	21,010
Total expenses	$2,570,375	$1,572,326	$1,112,714	$768,769
Deduct —
Reduction of custodian fee	$22,249	$7,714	$5,388	$4,151
Total expense reductions	$22,249	$7,714	$5,388	$4,151
Net expenses	$2,548,126	$1,564,612	$1,107,326	$764,618
Net investment income	$6,910,281	$4,128,613	$2,526,842	$2,010,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$2,258,381	$1,405,874	$252,166	$735,419
Financial futures contracts	72,045	(123,426)	135,112	142,340
Net realized gain	$2,330,426	$1,282,448	$387,278	$877,759
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$5,386,869	$1,810,303	$2,289,124	$469,308
Financial futures contracts	(226,220)	(129,222)	(117,765)	(27,020)
Interest rate swap contracts	(159,536)	(92,459)	(58,013)	(18,400)
Net change in unrealized appreciation (depreciation)	$5,001,113	$1,588,622	$2,113,346	$423,888
Net realized and unrealized gain	$7,331,539	$2,871,070	$2,500,624	$1,301,647
Distributions to preferred shareholders from net investment income	$(1,714,344)	$(1,151,096)	$(659,654)	$(541,318)
Net increase in net assets from operations	$12,527,476	$5,848,587	$4,367,812	$2,770,551

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended November 30, 2006

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Investment Income
Interest	$6,360,646	$7,724,198	$3,847,162	$3,828,740
Total investment income	$6,360,646	$7,724,198	$3,847,162	$3,828,740
Expenses
Investment adviser fee	$762,568	$908,301	$465,231	$442,945
Administration fee	217,876	259,515	132,923	126,556
Trustees' fees and expenses	6,183	6,666	1,538	1,542
Legal and accounting services	36,711	39,755	33,825	37,191
Printing and postage	13,396	17,176	5,695	7,486
Custodian fee	72,271	102,698	46,822	49,215
Transfer and dividend disbursing agent fees	73,597	87,129	48,185	46,530
Preferred shares remarketing agent fee	94,999	111,248	58,590	56,250
Interest expense and fees	659,958	879,671	317,986	381,139
Miscellaneous	32,358	18,072	33,329	22,019
Total expenses	$1,969,917	$2,430,231	$1,144,124	$1,170,873
Deduct —
Reduction of custodian fee	$10,953	$12,102	$7,300	$4,006
Total expense reductions	$10,953	$12,102	$7,300	$4,006
Net expenses	$1,958,964	$2,418,129	$1,136,824	$1,166,867
Net investment income	$4,401,682	$5,306,069	$2,710,338	$2,661,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,214,821	$(99,718)	$251,515	$673,073
Financial futures contracts	251,389	(230,993)	214,966	417,591
Interest rate swap contracts	—	—	—	(137,311)
Net realized gain (loss)	$1,466,210	$(330,711)	$466,481	$953,353
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$4,390,488	$5,557,032	$1,898,251	$1,437,297
Financial futures contracts	(203,408)	(108,801)	(56,151)	(3,447)
Interest rate swap contracts	(101,523)	(119,652)	(61,639)	(597,088)
Net change in unrealized appreciation (depreciation)	$4,085,557	$5,328,579	$1,780,461	$836,762
Net realized and unrealized gain	$5,551,767	$4,997,868	$2,246,942	$1,790,115
Distributions to preferred shareholders from net investment income	$(1,168,488)	$(1,327,665)	$(746,150)	$(741,184)
Net increase in net assets from operations	$8,784,961	$8,976,272	$4,211,130	$3,710,804

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2006

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$6,910,281	$4,128,613	$2,526,842	$2,010,222
Net realized gain from investment transactions and financial futures contracts	2,330,426	1,282,448	387,278	877,759
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swaps contracts	5,001,113	1,588,622	2,113,346	423,888
Distributions to preferred shareholders —
From net investment income	(1,714,344)	(1,151,096)	(659,654)	(541,318)
Net increase in net assets from operations	$12,527,476	$5,848,587	$4,367,812	$2,770,551
Distributions to common shareholders —
From net investment income	$(5,321,698)	$(3,097,975)	$(1,937,120)	$(1,485,284)
Total distributions to common shareholders	$(5,321,698)	$(3,097,975)	$(1,937,120)	$(1,485,284)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$48,702	$—
Net increase in net assets from capital share transactions	$—	$—	$48,702	$—
Net increase in net assets	$7,205,778	$2,750,612	$2,479,394	$1,285,267
Net Assets Applicable to Common Shares
At beginning of year	$110,759,924	$64,501,300	$41,395,494	$31,357,333
At end of year	$117,965,702	$67,251,912	$43,874,888	$32,642,600
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$658,568	$280,602	$235,564	$169,957

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2006

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,401,682	$5,306,069	$2,710,338	$2,661,873
Net realized gain from investment transactions and financial futures contracts	1,466,210	(330,711)	466,481	953,353
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swaps contracts	4,085,557	5,328,579	1,780,461	836,762
Distributions to preferred shareholders —
From net investment income	(1,168,488)	(1,327,665)	(746,150)	(741,184)
Net increase in net assets from operations	$8,784,961	$8,976,272	$4,211,130	$3,710,804
Distributions to common shareholders —
From net investment income	$(3,349,864)	$(4,200,833)	$(2,018,766)	$(1,983,473)
Total distributions to common shareholders	$(3,349,864)	$(4,200,833)	$(2,018,766)	$(1,983,473)
Capital share transactions —
Reinvestment of distributions to common shareholders	$35,506	$—	$—	$37,735
Net increase in net assets from capital share transactions	$35,506	$—	$—	$37,735
Net increase in net assets	$5,470,603	$4,775,439	$2,192,364	$1,765,066
Net Assets Applicable to Common Shares
At beginning of year	$69,374,983	$84,194,288	$42,193,100	$40,233,384
At end of year	$74,845,586	$88,969,727	$44,385,464	$41,998,450
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$358,330	$491,116	$212,592	$196,012

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2005

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$7,274,373	$4,312,380	$2,633,250	$2,104,211
Net realized gain from investment transactions and financial futures contracts	2,019,988	(241,899)	(26,706)	(248,298)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	782,433	1,014,453	644,728	256,848
Distributions to preferred shareholders —
From net investment income	(1,102,773)	(754,098)	(392,797)	(363,695)
Net increase in net assets from operations	$8,974,021	$4,330,836	$2,858,475	$1,749,066
Distributions to common shareholders —
From net investment income	$(6,406,670)	$(3,850,086)	$(2,386,249)	$(1,845,027)
Total distributions to common shareholders	$(6,406,670)	$(3,850,086)	$(2,386,249)	$(1,845,027)
Capital share transactions
Reinvestment of distributions to common shareholders	$—	$109,762	$261,722	$90,130
Net increase in net assets from capital share transactions	$—	$109,762	$261,722	$90,130
Net increase (decrease) in net assets	$2,567,351	$590,512	$733,948	$(5,831)
Net Assets Applicable to Common Shares
At beginning of year	$108,192,573	$63,910,788	$40,661,546	$31,363,164
At end of year	$110,759,924	$64,501,300	$41,395,494	$31,357,333
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$867,512	$401,631	$313,742	$194,265

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2005

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,683,176	$5,743,713	$2,836,869	$2,718,721
Net realized gain from investment transactions and financial futures contracts	1,349,891	726,543	(648,550)	(415,008)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(251,423)	573,200	495,857	690,441
Distributions to preferred shareholders —
From net investment income	(781,913)	(873,271)	(495,350)	(487,092)
Net increase in net assets from operations	$4,999,731	$6,170,185	$2,188,826	$2,507,062
Distributions to common shareholders —
From net investment income	$(4,033,521)	$(5,260,606)	$(2,551,147)	$(2,562,431)
Total distributions to common shareholders	$(4,033,521)	$(5,260,606)	$(2,551,147)	$(2,562,431)
Capital share transactions
Reinvestment of distributions to common shareholders	$110,426	$240,734	$111,872	$265,890
Net increase in net assets from capital share transactions	$110,426	$240,734	$111,872	$265,890
Net increase (decrease) in net assets	$1,076,636	$1,150,313	$(250,449)	$210,521
Net Assets Applicable to Common Shares
At beginning of year	$68,298,347	$83,043,975	$42,443,549	$40,022,863
At end of year	$69,374,983	$84,194,288	$42,193,100	$40,233,384
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$487,503	$718,918	$285,873	$271,851

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows

For the Year Ended November 30, 2006

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Cash flows from operating activities
Net increase in net assets from operations excluding distributions to preferred shareholders from net investment income	$14,241,820	$6,999,683	$5,027,466	$3,311,869
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(51,205,902)	(35,929,393)	(17,154,714)	(11,861,174)
Investments sold	54,891,697	42,023,421	16,272,962	13,470,898
Net amortization of premium (discount)	(1,426,615)	(295,549)	(79,748)	(114,897)
Interest receivable	215,072	177,669	(16,982)	60,048
Receivable for daily variation margin on open financial futures contracts	58,594	34,375	23,437	7,969
Prepaid expenses	9,294	9,293	9,295	—
Payable for daily variation margin on open financial futures contracts	129,097	64,549	46,628	2,031
Payable to affiliate for Trustees' fees	215	147	57	46
Payable for open swap contracts	159,536	92,459	58,013	18,400
Payable for when-issued securities	(2,500,000)	(1,972,180)	—	(750,000)
Due to custodian	—	(438,953)	(55,127)	—
Payable to affiliate for investment advisory fees	3,727	1,375	1,187	629
Payable to affiliate for distribution and service fees	1,065	393	339	180
Interest expense and fees payable	35,669	(33,394)	35,172	(7,580)
Accrued expenses	30,931	10,651	8,694	7,118
Net change in realized and unrealized (gain) loss on investments	(7,645,250)	(3,216,177)	(2,541,290)	(1,204,727)
Net cash provided/(used) in operating activities	$6,998,950	$7,528,369	$1,635,389	$2,940,810
Cash flows from financing activities
Cash distributions paid for common shares net of reinvestments	(5,321,698)	(3,097,975)	(1,888,418)	(1,485,284)
Change in auction preferred shares at liquidation plus cumulative unpaid dividend	5,397	3,452	2,683	1,653
Proceeds from secured borrowings	1,850,000	2,330,000	910,000	800,000
Repayments of secured borrowings	(2,200,000)	(5,612,750)	—	(1,846,560)
Distributions to preferred shareholders from net investment income	(1,714,344)	(1,151,096)	(659,654)	(541,318)
Net cash provided/(used) by financing activities	$(7,380,645)	$(7,528,369)	$(1,635,389)	$(3,071,509)
Net increase in cash	(381,695)	—	—	(130,699)
Cash at beginning of period	461,141	—	—	288,593
Cash at end of period	$79,446	$—	$—	$157,894
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distribution of:	$—	$—	$48,702	$—

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows

For the Year Ended November 30, 2006

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Cash flows from operating activities
Net increase in net assets from operations excluding distributions to preferred shareholders from net investment income	$9,953,449	$10,303,937	$4,957,280	$4,451,988
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(30,184,254)	(40,850,808)	11,424,825	(12,737,609)
Investments sold	29,956,037	41,717,011	(12,104,577)	11,939,576
Net amortization of premium (discount)	(839,638)	(315,542)	(236,546)	(151,871)
Interest receivable	230,446	109,828	73,957	88,580
Receivable for daily variation margin on open financial futures contracts	40,625	30,312	16,406	19,445
Prepaid expenses	9,294	880	11,159	—
Payable for daily variation margin on open financial futures contracts	78,857	110,557	40,515	3,002
Payable to affiliate for Trustees' fees	147	631	57	61
Payable for open swap contracts	101,523	119,652	61,639	597,088
Payable for when-issued securities	687,008	(1,013,260)	—	529,718
Due to custodian	41,753	—	17,759	296,147
Payable to affiliate for investment advisory fees	2,756	2,281	1,144	901
Payable to affiliate for distribution and service fees	788	652	327	257
Interest expense and fees payable	—	113,717	—	12,278
Accrued expenses	9,984	10,684	8,167	6,998
Net change in realized and unrealized (gain)/loss on investments	(5,605,309)	(5,457,314)	(2,149,766)	(2,110,370)
Net cash provided/(used) in operating activities	$4,483,466	$4,883,218	$2,122,346	$2,946,189
Cash flows from financing activities
Cash distributions paid for common shares net of reinvestments	(3,314,358)	(4,200,833)	(2,018,766)	(1,945,738)
Change in auction preferred shares at liquidation plus cumulative unpaid dividend	(620)	(19,759)	2,675	3,103
Proceeds from secured borrowings	—	6,400,000	—	3,320,000
Repayments of secured borrowings	—	(5,840,750)	—	(4,145,172)
Distributions to preferred shareholders from net investment income	(1,168,488)	(1,327,665)	(746,150)	(741,184)
Net cash provided/(used) by financing activities	$(4,483,466)	$(4,989,007)	$(2,762,241)	$(3,508,991)
Net increase (decrease) in cash	—	(105,789)	(639,895)	(562,802)
Cash at beginning of period	—	620,539	639,895	562,802
Cash at end of period	$—	$514,750	$—	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	$35,506	$—	$—	$37,735

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of year (Common shares)	$15.420	$15.070	$15.320	$14.590	$14.410
Income (loss) from operations
Net investment income	$0.962	$1.013	$1.079	$1.079	$1.069
Net realized and unrealized gain (loss)	1.028	0.383	(0.227)	0.682	0.155
Distributions to preferred shareholders From net investment income	(0.239)	(0.154)	(0.079)	(0.068)	(0.110)
Total income from operations	$1.751	$1.242	$0.773	$1.693	$1.114
Less distributions to common shareholders
From net investment income	$(0.741)	$(0.892)	$(1.023)	$(0.963)	$(0.934)
Total distributions to common shareholders	$(0.741)	$(0.892)	$(1.023)	$(0.963)	$(0.934)
Net asset value — End of year (Common shares)	$16.430	$15.420	$15.070	$15.320	$14.590
Market value — End of year (Common shares)	$15.050	$13.650	$15.160	$14.950	$13.660
Total Investment Return on Net Asset Value(4)	12.10%	8.72%	5.35%	12.31%	8.10%
Total Investment Return on Market Value(4)	15.99%	(4.34)%	8.60%	17.06%	1.84%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$117,966	$110,760	$108,193	$109,991	$104,703
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(5)	1.79%	1.78%	1.78%	1.78%	1.82%
Interest and fee expense(5)(6)	0.49%	0.33%	0.20%	0.23%	0.35%
Total expenses(5)	2.28%	2.11%	1.98%	2.01%	2.17%
Expenses after custodian fee reduction excluding interest and fees(5)	1.77%	1.76%	1.77%	1.78%	1.80%
Net investment income(5)	6.12%	6.52%	7.10%	7.17%	7.44%
Portfolio Turnover	26%	31%	17%	9%	11%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expense excluding interest and fees(5)	1.18%	1.16%	1.15%	1.15%	1.16%
Interest and fee expense(5)(6)	0.32%	0.22%	0.13%	0.15%	0.22%
Total expenses(5)	1.50%	1.38%	1.28%	1.30%	1.38%
Expenses after custodian fee reduction excluding interest and fees(5)	1.16%	1.15%	1.15%	1.15%	1.15%
Net investment income(5)	4.03%	4.26%	4.61%	4.64%	4.73%
Senior Securities:
Total preferred shares outstanding	2,360	2,360	2,360	2,360	2,360
Asset coverage per preferred share(7)	$74,997	$71,942	$70,849	$71,608	$69,366
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  As Restated — See Note 11.

(3)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44% and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of year (Common shares)	$15.150	$15.040	$15.530	$14.730	$14.340
Income (loss) from operations
Net investment income	$0.970	$1.013	$1.082	$1.096	$1.103
Net realized and unrealized gain (loss)	0.678	0.179	(0.450)	0.775	0.358
Distributions to preferred shareholders From net investment income	(0.270)	(0.177)	(0.087)	(0.076)	(0.118)
Total income from operations	$1.378	$1.015	$0.545	$1.795	$1.343
Less distributions to common shareholders
From net investment income	$(0.728)	$(0.905)	$(1.035)	$(0.995)	$(0.953)
Total distributions to common shareholders	$(0.728)	$(0.905)	$(1.035)	$(0.995)	$(0.953)
Net asset value — End of year (Common shares)	$15.800	$15.150	$15.040	$15.530	$14.730
Market value — End of year (Common shares)	$14.180	$14.180	$15.250	$15.455	$14.400
Total Investment Return on Net Asset Value(4)	9.84%	6.98%	3.80%	12.65%	9.93%
Total Investment Return on Market Value(4)	5.32%	(1.25)%	5.76%	14.67%	15.18%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$67,252	$64,501	$63,911	$65,902	$62,302
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(5)	1.87%	1.86%	1.84%	1.83%	1.87%
Interest and fee expense(5)(6)	0.54%	0.42%	0.50%	0.58%	0.69%
Total expenses(5)	2.41%	2.28%	2.34%	2.41%	2.56%
Expenses after custodian fee reduction excluding interest and fees(5)	1.86%	1.85%	1.83%	1.82%	1.86%
Net investment income(5)	6.33%	6.65%	7.09%	7.20%	7.61%
Portfolio Turnover	33%	15%	4%	15%	14%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expense excluding interest and fees(5)	1.21%	1.20%	1.18%	1.18%	1.18%
Interest and fee expense(5)(6)	0.35%	0.27%	0.32%	0.37%	0.44%
Total expenses(5)	1.56%	1.47%	1.50%	1.55%	1.62%
Expenses after custodian fee reduction excluding interest and fees(5)	1.20%	1.19%	1.18%	1.18%	1.18%
Net investment income(5)	4.10%	4.30%	4.58%	4.64%	4.82%
Senior Securities:
Total preferred shares outstanding	1,420	1,420	1,420	1,420	1,420
Asset coverage per preferred share(7)	$72,363	$70,423	$70,011	$71,412	$68,878
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  As Restated — See Note 11.

(3)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61% and increase the ratio of net investment income to average total net assets from 4.81% to 4.82%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of year (Common shares)	$15.270	$15.090	$15.380	$14.350	$14.110
Income (loss) from operations
Net investment income	$0.931	$0.973	$1.054	$1.091	$1.065
Net realized and unrealized gain (loss)	0.926	0.234	(0.251)	0.982	0.218
Distributions to preferred shareholders From net investment income	(0.243)	(0.145)	(0.070)	(0.070)	(0.106)
Total income from operations	$1.614	$1.062	$0.733	$2.003	$1.177
Less distributions to common shareholders
From net investment income	$(0.714)	$(0.882)	$(1.023)	$(0.973)	$(0.937)
Total distributions to common shareholders	$(0.714)	$(0.882)	$(1.023)	$(0.973)	$(0.937)
Net asset value — End of year (Common shares)	$16.170	$15.270	$15.090	$15.380	$14.350
Market value — End of year (Common shares)	$14.920	$14.800	$16.810	$15.400	$15.510
Total Investment Return on Net Asset Value(4)	11.05%	7.02%	4.90%	14.33%	8.50%
Total Investment Return on Market Value(4)	5.72%	(6.89)%	16.71%	5.91%	15.16%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$43,875	$41,395	$40,662	$41,035	$37,795
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(5)	1.88%	1.88%	1.87%	1.86%	1.97%
Interest and fee expense(5)(6)	0.77%	0.52%	0.30%	0.34%	0.53%
Total expenses(5)	2.65%	2.40%	2.17%	2.20%	2.50%
Expenses after custodian fee reduction excluding interest and fees(5)	1.87%	1.87%	1.86%	1.86%	1.94%
Net investment income(5)	6.01%	6.29%	6.97%	7.27%	7.55%
Portfolio Turnover	22%	13%	39%	26%	7%

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expense excluding interest and fees(5)	1.24%	1.24%	1.22%	1.21%	1.24%
Interest and fee expense(5)(6)	0.51%	0.34%	0.19%	0.22%	0.34%
Total expenses(5)	1.75%	1.58%	1.41%	1.43%	1.58%
Expenses after custodian fee reduction excluding interest and fees(5)	1.24%	1.24%	1.22%	1.21%	1.22%
Net investment income(5)	3.98%	4.15%	4.55%	4.72%	4.77%
Senior Securities:
Total preferred shares outstanding	860	860	860	860	860
Asset coverage per preferred share(7)	$76,024	$73,138	$72,281	$72,719	$68,951
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  As Restated — See Note 11.

(3)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55% and increase the ratio of net investment income to average total net assets from 4.75% to 4.77%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of year (Common shares)	$14.820	$14.860	$15.240	$14.400	$14.490
Income (loss) from operations
Net investment income	$0.950	$0.995	$1.072	$1.092	$1.085
Net realized and unrealized gain (loss)	0.608	0.010	(0.334)	0.802	(0.109)
Distributions to preferred shareholders From net investment income	(0.256)	(0.172)	(0.086)	(0.072)	(0.113)
Total income from operations	$1.302	$0.833	$0.652	$1.822	$0.863
Less distributions to common shareholders
From net investment income	$(0.702)	$(0.873)	$(1.032)	$(0.982)	$(0.953)
Total distributions to common shareholders	$(0.702)	$(0.873)	$(1.032)	$(0.982)	$(0.953)
Net asset value — End of year (Common shares)	$15.420	$14.820	$14.860	$15.240	$14.400
Market value — End of year (Common shares)	$14.110	$13.500	$16.600	$15.635	$13.940
Total Investment Return on Net Asset Value(4)	9.38%	5.62%	4.36%	13.07%	6.32%
Total Investment Return on Market Value(4)	9.88%	(13.87)%	13.63%	19.82%	14.72%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$32,643	$31,357	$31,363	$31,963	$30,064
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(5)	1.97%	2.00%	1.96%	1.97%	2.00%
Interest and fee expense(5)(6)	0.46%	0.40%	0.42%	0.43%	0.51%
Total expenses(5)	2.43%	2.40%	2.38%	2.40%	2.51%
Expenses after custodian fee reduction excluding interest and fees(5)	1.96%	1.99%	1.96%	1.97%	1.99%
Net investment income(5)	6.35%	6.60%	7.16%	7.31%	7.54%
Portfolio Turnover	22%	14%	5%	8%	13%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expense excluding interest and fees(5)	1.27%	1.29%	1.26%	1.26%	1.27%
Interest and fee expense(5)(6)	0.29%	0.26%	0.27%	0.27%	0.32%
Total expenses(5)	1.56%	1.55%	1.53%	1.53%	1.59%
Expenses after custodian fee reduction excluding interest and fees(5)	1.26%	1.28%	1.26%	1.26%	1.26%
Net investment income(5)	4.09%	4.26%	4.60%	4.69%	4.76%
Senior Securities:
Total preferred shares outstanding	700	700	700	700	700
Asset coverage per preferred share(7)	$71,635	$69,796	$69,810	$70,664	$67,952
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  As Restated — See Note 11.

(3)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of year (Common shares)	$15.020	$14.810	$15.190	$14.060	$13.880
Income (loss) from operations
Net investment income	$0.953	$1.014	$1.082	$1.120	$1.098
Net realized and unrealized gain (loss)	1.205	0.238	(0.313)	1.099	0.163
Distributions to preferred shareholders From net investment income	(0.253)	(0.169)	(0.081)	(0.071)	(0.105)
Total income from operations	$1.905	$1.083	$0.688	$2.148	$1.156
Less distributions to common shareholders
From net investment income	$(0.725)	$(0.873)	$(1.068)	$(1.018)	$(0.976)
Total distributions to common shareholders	$(0.725)	$(0.873)	$(1.068)	$(1.018)	$(0.976)
Net asset value — End of year (Common shares)	$16.200	$15.020	$14.810	$15.190	$14.060
Market value — End of year (Common shares)	$15.080	$14.030	$15.540	$15.415	$14.400
Total Investment Return on Net Asset Value(4)	13.28%	7.59%	4.76%	15.81%	8.56%
Total Investment Return on Market Value(4)	12.89%	(4.22)%	8.31%	14.75%	15.70%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$74,846	$69,375	$68,298	$69,500	$63,803
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(5)	1.85%	1.86%	1.85%	1.84%	1.89%
Interest and fee expense(5)(6)	0.93%	0.58%	0.50%	0.43%	0.59%
Total expenses(5)	2.78%	2.44%	2.35%	2.27%	2.48%
Expenses after custodian fee reduction excluding interest and fees(5)	1.83%	1.84%	1.84%	1.84%	1.88%
Net investment income(5)	6.20%	6.66%	7.28%	7.64%	7.80%
Portfolio Turnover	23%	46%	52%	28%	25%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets):
Expense excluding interest and fees(5)	1.20%	1.21%	1.19%	1.18%	1.19%
Interest and fee expense(5)(6)	0.61%	0.38%	0.32%	0.27%	0.37%
Total expenses(5)	1.81%	1.59%	1.51%	1.45%	1.56%
Expenses after custodian fee reduction excluding interest and fees(5)	1.19%	1.19%	1.18%	1.18%	1.18%
Net investment income(5)	4.04%	4.33%	4.68%	4.87%	4.88%
Senior Securities:
Total preferred shares outstanding	1,520	1,520	1,520	1,520	1,520
Asset coverage per preferred share(7)	$74,250	$70,651	$69,935	$70,724	$66,976
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  As Restated — See Note 11.

(3)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Calculated by subtracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of year (Common shares)	$15.660	$15.490	$15.810	$14.860	$14.280
Income (loss) from operations
Net investment income	$0.987	$1.070	$1.126	$1.108	$1.114
Net realized and unrealized gain (loss)	0.932	0.243	(0.332)	0.936	0.553
Distributions to preferred shareholders From net investment income	(0.247)	(0.163)	(0.074)	(0.068)	(0.103)
Total income from operations	$1.672	$1.150	$0.720	$1.976	$1.564
Less distributions to common shareholders
From net investment income	$(0.782)	$(0.980)	$(1.040)	$(1.026)	$(0.984)
Total distributions to common shareholders	$(0.782)	$(0.980)	$(1.040)	$(1.026)	$(0.984)
Net asset value — End of year (Common shares)	$16.550	$15.660	$15.490	$15.810	$14.860
Market value — End of year (Common shares)	$15.700	$14.990	$15.370	$15.460	$13.990
Total Investment Return on Net Asset Value(4)	11.28%	7.61%	4.91%	13.94%	11.36%
Total Investment Return on Market Value(4)	10.28%	3.81%	6.46%	18.34%	6.56%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$88,970	$84,194	$83,044	$84,744	$79,589
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(5)	1.82%	1.81%	1.78%	1.77%	1.86%
Interest and fee expense(5)(6)	1.03%	0.57%	0.32%	0.40%	0.54%
Total expenses(5)	2.85%	2.38%	2.10%	2.17%	2.40%
Expenses after custodian fee reduction excluding interest and fees(5)	1.80%	1.80%	1.78%	1.77%	1.86%
Net investment income(5)	6.22%	6.72%	7.23%	7.21%	7.64%
Portfolio Turnover	27%	40%	31%	19%	8%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expense excluding interest and fees(5)	1.19%	1.19%	1.16%	1.15%	1.18%
Interest and fee expense(5)(6)	0.68%	0.37%	0.21%	0.26%	0.34%
Total expenses(5)	1.87%	1.56%	1.37%	1.41%	1.52%
Expenses after custodian fee reduction excluding interest and fees(5)	1.19%	1.19%	1.16%	1.15%	1.18%
Net investment income(5)	4.09%	4.42%	4.71%	4.68%	4.84%
Senior Securities:
Total preferred shares outstanding	1,780	1,780	1,780	1,780	1,780
Asset coverage per preferred share(7)	$74,983	$72,311	$71,659	$72,603	$69,714
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  As Restated — See Note 11.

(3)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of year (Common shares)	$14.910	$15.040	$15.070	$14.150	$14.070
Income (loss) from operations
Net investment income	$0.958	$1.003	$1.081	$1.083	$1.107
Net realized and unrealized gain (loss)	0.800	(0.055)	(0.011)	0.913	0.036
Distributions to preferred shareholders From net investment income	(0.264)	(0.175)	(0.091)	(0.077)	(0.109)
Total income from operations	$1.494	$0.773	$0.979	$1.919	$1.034
Less distributions to common shareholders
From net investment income	$(0.714)	$(0.903)	$(1.009)	$(0.999)	$(0.954)
Total distributions to common shareholders	$(0.714)	$(0.903)	$(1.009)	$(0.999)	$(0.954)
Net asset value — End of year (Common shares)	$15.690	$14.910	$15.040	$15.070	$14.150
Market value — End of year (Common shares)	$14.610	$14.170	$16.750	$15.715	$14.730
Total Investment Return on Net Asset Value(4)	10.50%	5.10%	6.71%	13.92%	7.49%
Total Investment Return on Market Value(4)	8.27%	(10.31)%	13.96%	14.12%	15.59%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$44,385	$42,193	$42,444	$42,304	$39,507
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(5)	1.92%	1.91%	1.91%	1.90%	1.96%
Interest and fee expense(5)(6)	0.74%	0.54%	0.29%	0.29%	0.46%
Total expenses(5)	2.66%	2.45%	2.20%	2.19%	2.42%
Expenses after custodian fee reduction excluding interest and fees(5)	1.92%	1.90%	1.90%	1.88%	1.87%
Net investment income(5)	6.31%	6.57%	7.23%	7.37%	7.84%
Portfolio Turnover	16%	13%	12%	23%	8%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expense excluding interest and fees(5)	1.25%	1.24%	1.23%	1.21%	1.23%
Interest and fee expense(5)(6)	0.48%	0.35%	0.19%	0.19%	0.29%
Total expenses(5)	1.73%	1.59%	1.42%	1.40%	1.52%
Expenses after custodian fee reduction excluding interest and fees(5)	1.24%	1.23%	1.22%	1.20%	1.17%
Net investment income(5)	4.08%	4.25%	4.64%	4.69%	4.91%
Senior Securities:
Total preferred shares outstanding	940	940	940	940	940
Asset coverage per preferred share(7)	$72,223	$69,888	$70,153	$70,007	$67,032
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  As Restated — See Note 11.

(3)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.80% to 7.84% and increase the ratio of net investment income to average total net assets from 4.88% to 4.91%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of year (Common shares)	$14.870	$14.890	$15.210	$14.260	$14.160
Income (loss) from operations
Net investment income	$0.983	$1.008	$1.076	$1.089	$1.059
Net realized and unrealized gain (loss)	0.664	0.103	(0.301)	0.884	0.039
Distributions to preferred shareholders From net investment income	(0.274)	(0.181)	(0.092)	(0.080)	(0.111)
Total income from operations	$1.373	$0.930	$0.683	$1.893	$0.987
Less distributions to common shareholders
From net investment income	$(0.733)	$(0.950)	$(1.003)	$(0.943)	$(0.887)
Total distributions to common shareholders	$(0.733)	$(0.950)	$(1.003)	$(0.943)	$(0.887)
Net asset value — End of year (Common shares)	$15.510	$14.870	$14.890	$15.210	$14.260
Market value — End of year (Common shares)	$14.560	$14.660	$15.540	$15.980	$13.960
Total Investment Return on Net Asset Value(4)	9.68%	6.27%	4.77%	13.73%	7.40%
Total Investment Return on Market Value(4)	4.44%	0.39%	4.07%	22.05%	16.77%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2006(1)	2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$41,998	$40,233	$40,023	$40,670	$38,027
Ratios (As a percentage of average net assets applicable to common shares):
Expense excluding interest and fees(5)	1.94%	1.97%	1.91%	1.92%	1.95%
Interest and fee expense(5)(6)	0.93%	0.44%	0.24%	0.19%	0.36%
Total expenses(5)	2.87%	2.41%	2.15%	2.11%	2.31%
Expenses after custodian fee reduction excluding interest and fees(5)	1.93%	1.95%	1.91%	1.92%	1.95%
Net investment income(5)	6.53%	6.69%	7.18%	7.35%	7.48%
Portfolio Turnover	18%	28%	8%	6%	20%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expense excluding interest and fees(5)	1.25%	1.27%	1.23%	1.23%	1.22%
Interest and fee expense(5)(6)	0.60%	0.28%	0.15%	0.12%	0.22%
Total expenses(5)	1.85%	1.55%	1.38%	1.35%	1.44%
Expenses after custodian fee reduction excluding interest and fees(5)	1.24%	1.26%	1.22%	1.23%	1.22%
Net investment income(5)	4.21%	4.30%	4.61%	4.69%	4.68%
Senior Securities:
Total preferred shares outstanding	900	900	900	900	900
Asset coverage per preferred share(7)	$71,672	$69,708	$69,471	$70,193	$67,257
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  As Restated — See Note 11.

(3)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to provide current income exempt from regular federal income taxes and taxes in its specified state, as applicable. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts sell a fixed-rate bond to a broker for cash. At the same time the Trusts buy a residual interest in a special purpose vehicle's (which is generally organized as a trust) (the "SPV") assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the SPV with the same CUSIP number as the fixed-rate bond sold to the broker by the Trust, and which may have been, but is not required to be, the fixed-rate bond purchased from the Trust, (the "Fixed-Rate Bond"). The SPV also issues floating-rate notes ("Floating-Rate Notes") which are sold to third-parties. The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Trust gives the Trust the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Trust, thereby collapsing the SPV. Pursuant to FAS Statement No. 140, the Trusts account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Trust's "Statement of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At November 30, 2006, the Trusts investments were as follows:

Trust	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
California	$14,962,215	3.46% – 3.48%	$25,068,284
Florida	$6,830,000	3.52% – 3.55%	$11,496,382
Massachusetts	$9,243,333	3.46% – 3.51%	$16,209,183
Michigan	$3,265,000	3.46% – 3.52%	$4,851,278
New Jersey	$17,150,000	3.48% – 3.88%	$29,483,862
New York	$23,680,000	3.46% – 3.55%	$41,982,162
Ohio	$9,000,000	3.46% – 3.52%	$16,163,256
Pennsylvania	$8,085,780	3.46% – 3.52%	$13,457,546

The Trusts' investment policies and restrictions expressly permit investments in inverse floating rate securities. The Trusts' investment policies do not allow the Trusts to borrow money for purposes of making investments. Management believes that the Trusts' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS Statement No. 140, which is distinct from legal borrowing of the Trusts to which the restrictions apply. Inverse Floaters held by the Trust are Securities exempt from registration under Rules 144A of the Securities Act of 1933.

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Trusts' liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Trusts. Interest expense is recorded as incurred.

E  Federal Taxes — Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2006, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce each Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Trust	Amount	Expires
California	$1,325,797	November 30, 2007

	2,239,451	November 30, 2008

	995,999	November 30, 2012

Florida	95,167	November 30, 2007

	1,777,536	November 30, 2008

	160,909	November 30, 2009

	1,495,013	November 30, 2012

	114,338	November 30, 2013

Massachusetts	354,625	November 30, 2007

	1,739,252	November 30, 2008

	39,627	November 30, 2009

	343,176	November 30, 2010

Michigan	338,634	November 30, 2007

	624,509	November 30, 2008

	165,469	November 30, 2009

	475,985	November 30, 2010

	443,883	November 30, 2011

	697,198	November 30, 2012

	224,050	November 30, 2013

New Jersey	1,033,585	November 30, 2007

	3,178,038	November 30, 2008

	262,308	November 30, 2009

	177,350	November 30, 2011

Trust	Amount	Expires
New York	743,081	November 30, 2007

	1,920,646	November 30, 2008

	70,059	November 30, 2009

Ohio	$1,191,097	November 30, 2007

	643,577	November 30, 2008

	850,745	November 30, 2009

	764,355	November 30, 2012

	588,403	November 30, 2013

Pennsylvania	569,879	November 30, 2007

	807,118	November 30, 2008

	844,973	November 30, 2009

	41,331	November 30, 2010

	502,868	November 30, 2012

	389,289	November 30, 2013

In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

H  When-Issued and Delayed Delivery Transactions — The Trusts may engage in when-issued and delayed delivery transactions. The Trusts record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — Each Trust may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Trust makes bi-annual payments at a fixed interest rate. In exchange, the Trust receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Trust maintains with IBT. All credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

L  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

M  Indemnifications — Under each Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

N  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

2  Auction Preferred Shares (APS)

Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

Auction Preferred Shares issued and outstanding as of November 30, 2006 and dividend rate ranges for the year ended November 30, 2006 are as indicated below:

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
California	2,360	2.18% – 3.60%
Florida	1,420	2.70% – 4.00%
Massachusetts	860	1.20% – 4.35%
Michigan	700	1.00% – 3.90%
New Jersey	1,520	2.44% – 4.35%
New York	1,780	2.35% – 3.60%
Ohio	940	2.74% – 5.062%
Pennsylvania	900	2.84% – 3.85%

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for Auction Preferred Shares on November 30, 2006 are listed below. For the year ended November 30, 2006, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Trust	APS Dividend Rates as of November 30, 2006	Dividends Paid to Preferred Shareholders for the year ended November 30, 2006	Average APS Dividend Rates for the year ended November 30,2006
California	2.889%	$1,714,344	2.91%
Florida	3.55%	1,151,096	3.24%
Massachusetts	3.35%	659,654	3.07%
Michigan	3.45%	541,318	3.09%
New Jersey	3.35%	1,168,488	3.07%
New York	3.40%	1,327,665	2.98%
Ohio	3.45%	746,150	3.18%
Pennsylvania	3.55%	741,184	3.29%

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

The tax character of distributions paid for the years ended November 30, 2005 and November 30, 2006 was as follows:

Year Ended 11/30/06	California	Florida	Massachusetts	Michigan
Distributions declared from:
Tax-exempt income	$7,036,042	$4,238,803	$2,596,774	$2,024,327
Ordinary income	—	10,268	—	2,275
Year Ended 11/30/05
Distributions declared from:
Tax-exempt income	$7,509,443	$4,603,967	$2,778,926	$2,208,722
Ordinary income	—	217	120	—
Year Ended 11/30/06	New Jersey	New York	Ohio	Pennsylvania
Distributions declared from:
Tax-exempt income	$4,518,352	$5,528,109	$2,764,739	$2,721,593
Ordinary income	—	389	177	3,064
Year Ended 11/30/05
Distributions declared from:
Tax-exempt income	$4,812,835	$6,133,877	$3,046,497	$3,049,523
Ordinary income	$2,599	—	—	—

As of November 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California	Florida	Massachusetts	Michigan
Undistributed Income	$686,584	$284,054	$241,482	$171,610
Capital loss carryforward	$(4,561,247)	$(3,642,963)	$(2,476,680)	$(2,969,728)
Unrealized gain/(loss)	$15,293,464	$7,297,003	$5,875,266	$3,968,746
Other temporary differences	$12,298	$16,705	$11,139	$(151)
	New Jersey	New York	Ohio	Pennsylvania
Undistributed income	$372,278	$491,116	$217,033	$202,577
Capital loss carryforward	$(4,651,281)	$(2,733,786)	$(4,038,177)	$(3,155,458)
Unrealized gain/(loss)	$10,465,253	$11,359,379	$6,142,677	$4,678,978
Other temporary differences	$14,899	$15,657	1,297	$(3,563)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the year ended November 30, 2006, the fee was

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $1,203,855, $704,751, $444,593, $344,125, $762,568, $908,301, $465,231 and $442,945, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the year ended November 30, 2006, the administration fee amounted to $343,910, $201,357, $127,027, $98,321, $217,876, $259,515, $132,923 and $126,556 for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

Certain officers and Trustees of each Trust are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended November 30, 2006 were as follows:

California
Purchases	$49,782,234
Sales	53,467,029
Florida
Purchases	$36,459,652
Sales	42,023,421
Massachusetts
Purchases	$19,391,904
Sales	16,272,962
Michigan
Purchases	$13,470,898
Sales	11,861,174
New Jersey
Purchases	$30,184,254
Sales	29,476,852
New York
Purchases	$41,782,011
Sales	40,850,808

Ohio
Purchases	$12,484,069
Sales	12,109,577
Pennsylvania
Purchases	$12,920,626
Sales	12,737,609

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at November 30, 2006, as determined on a federal income tax basis, were as follows:

California
Aggregate cost	$159,832,199
Gross unrealized appreciation	$15,834,568
Gross unrealized depreciation	(341,254)
Net unrealized appreciation	$15,493,314
Florida
Aggregate cost	$95,328,427
Gross unrealized appreciation	$7,459,055
Gross unrealized depreciation	(49,436)
Net unrealized appreciation	$7,409,619
Massachusetts
Aggregate cost	$60,861,383
Gross unrealized appreciation	$5,984,957
Gross unrealized depreciation	(34,621)
Net unrealized appreciation	$5,950,336
Michigan
Aggregate cost	$45,429,886
Gross unrealized appreciation	$4,049,273
Gross unrealized depreciation	(60,625)
Net unrealized appreciation	$3,988,648
New Jersey
Aggregate cost	$102,434,266
Gross unrealized appreciation	$10,624,371
Gross unrealized depreciation	(28,748)
Net unrealized appreciation	$10,595,623

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

New York
Aggregate cost	$119,975,813
Gross unrealized appreciation	$11,604,730
Gross unrealized depreciation	(110,042)
Net unrealized appreciation	$11,494,688
Ohio
Aggregate cost	$60,853,629
Gross unrealized appreciation	$6,288,526
Gross unrealized depreciation	(78,472)
Net unrealized appreciation	$6,210,054
Pennsylvania
Aggregate cost	$59,200,703
Gross unrealized appreciation	$5,379,125
Gross unrealized depreciation	(100,057)
Net unrealized appreciation	$5,279,068

7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Florida
	Year Ended November 30,
	2006	2005
Shares issued pursuant to the Trust's dividend reinvestment plan	—	7,185
Net increase	—	7,185
	Massachusetts
	Year Ended November 30,
	2006	2005
Shares issued pursuant to the Trust's dividend reinvestment plan	3,132	16,386
Net increase	3,132	16,386

	Michigan
	Year Ended November 30,
	2006	2005
Shares issued pursuant to the Trust's dividend reinvestment plan	—	5,779
Net increase	—	5,779
	New Jersey
	Year Ended November 30,
	2006	2005
Shares issued pursuant to the Trust's dividend reinvestment plan	2,349	7,346
Net increase	2,349	7,346
	New York
	Year Ended November 30,
	2006	2005
Shares issued pursuant to the Trust's dividend reinvestment plan	—	15,026
Net increase	—	15,026
	Ohio
	Year Ended November 30,
	2006	2005
Shares issued pursuant to the Trust's dividend reinvestment plan	—	7,120
Net increase	—	7,120
	Pennsylvania
	Year Ended November 30,
	2006	2005
Shares issued pursuant to the Trust's dividend reinvestment plan	2,527	17,414
Net increase	2,527	17,414

California Trust did not have any transactions in common shares for the years ended November 30, 2006 and 2005.

8  Financial Instruments

The Trusts regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2006 is as follows:

Futures Contracts

Trust	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
California	03/07	188 U.S. Treasury Bond	Short	$(21,462,186)	$(21,502,500)	$(40,314)
Florida	03/07	94 U.S. Treasury Bond	Short	$(10,731,093)	$(10,751,250)	$(20,157)
Massachusetts	03/07	68 U.S. Treasury Bond	Short	$(7,760,443)	$(7,777,500)	$(17,057)
Michigan	03/07	5 U.S. Treasury Bond	Short	$(544,436)	$(545,938)	$(1,502)
New Jersey	03/07	115 U.S. Treasury Bond	Short	$(13,124,278)	$(13,153,125)	$(28,847)
New York	03/07	161 U.S. Treasury Bond	Short	$(18,398,718)	$(18,414,375)	$(15,657)
Ohio	03/07	59 U.S. Treasury Bond	Short	$(6,742,387)	$(6,748,125)	$(5,738)
Pennsylvania	03/07	25 U.S. Treasury Bond	Short	$(2,856,373)	$(2,859,375)	$(3,002)

At November 30, 2006, the Trusts had each entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Trusts make bi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Trusts receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. A summary of these agreements are as follows:

Interest Rate Swaps

Trust	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
California	8/7/07	8/7/37	$4,400,000	$(91,697)
Florida	8/7/07	8/7/37	$2,550,000	$(53,143)
Massachusetts	8/7/07	8/7/37	$1,600,000	$(33,344)
Michigan	8/7/07	8/7/37	$550,000	$(11,462)
New Jersey	8/7/07	8/7/37	$2,800,000	$(58,352)
New York	8/7/07	8/7/37	$3,300,000	$(68,772)
Ohio	8/7/07	8/7/37	$1,700,000	$(35,428)
Pennsylvania	8/7/07	8/7/37	$1,600,000	$(33,344)

At November 30, 2006, the Trusts had each entered into an interest rate swap agreement with Citibank, N.A. whereby the Trusts make bi-annual payments at a fixed rate equal to 3.925% on the notional amount. In exchange, the Trusts receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts.

A summary of these agreements are as follows:

Interest Rate Swaps

Trust	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
California	8/16/07	8/16/27	$4,400,000	$(67,840)
Florida	8/16/07	8/16/27	$2,550,000	$(39,316)
Massachusetts	8/16/07	8/16/27	$1,600,000	$(24,669)
Michigan	8/16/07	8/16/27	$450,000	$(6,938)
New Jersey	8/16/07	8/16/27	$2,800,000	$(43,171)
New York	8/16/07	8/16/27	$3,300,000	$(50,880)
Ohio	8/16/07	8/16/27	$1,700,000	$(26,211)
Pennsylvania	8/16/07	8/16/27	$1,600,000	$(24,669)

At November 30, 2006, the Pennsylvania Trust had entered into an interest rate swap agreement with JPMorgan Chase Bank, N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.77% on the notional amount. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

on the same notional amount. A summary of this agreement is as follows:

Interest Rate Swaps

Trust	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Pennsylvania	2/26/07	2/26/37	$5,000,000	$(539,075)

At November 30, 2006, the Trusts had sufficient cash and/or securities to cover margin requirements on these contracts.

9  Overdraft Advances

Pursuant to the custodian agreement between the Trusts and IBT, IBT may in its discretion advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft by the Trusts, the Trusts are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Trust's assets to the extent of any overdraft. At November 30, 2006, Florida Trust, Massachusetts Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust had payments due to IBT pursuant to the foregoing arrangement of $86,248, $60,065, $839,521, $17,759 and $296,147, respectively.

10  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Trusts' financial statement disclosures.

11  Restatement Information

Subsequent to the issuance of its November 30, 2005 financial statements, the Trusts determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the fiscal years ended November 30, 2005, 2004, 2003 and 2002 and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Trusts have restated the financial highlights for each of the four years in the period ended November 30, 2005, to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense in the Statement of Operations.

California Trust Financial Highlights

	For the Year Ended November 30,
	2005		2004		2003		2002
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Net assets applicable to common shares
Expense Ratios:
Total expenses	1.78%	2.11%	1.78%	1.98%	1.78%	2.01%	1.82%	2.17%
Net assets, including amounts related to preferred shares
Expense Ratios:
Total expenses	1.16%	1.38%	1.15%	1.28%	1.15%	1.30%	1.16%	1.38%

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Florida Trust
Financial Highlights

	For the Year Ended November 30,
	2005		2004		2003		2002
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Net assets applicable to common shares
Expense Ratios:
Total expenses	1.86%	2.28%	1.84%	2.34%	1.83%	2.41%	1.87%	2.56%
Net assets, including amounts related to preferred shares
Expense Ratios:
Total expenses	1.20%	1.47%	1.18%	1.50%	1.18%	1.55%	1.18%	1.62%

Massachusetts Trust
Financial Highlights

	For the Year Ended November 30,
	2005		2004		2003		2002
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Net assets applicable to common shares
Expense Ratios:
Total expenses	1.88%	2.40%	1.87%	2.17%	1.86%	2.20%	1.97%	2.50%
Net assets, including amounts related to preferred shares
Expense Ratios:
Total expenses	1.24%	1.58%	1.22%	1.41%	1.21%	1.43%	1.24%	1.58%

Michigan Trust
Financial Highlights

	For the Year Ended November 30,
	2005		2004		2003		2002
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Net assets applicable to common shares
Expense Ratios:
Total expenses	2.00%	2.40%	1.96%	2.38%	1.97%	2.40%	2.00%	2.51%
Net assets, including amounts related to preferred shares
Expense Ratios:
Total expenses	1.29%	1.55%	1.26%	1.53%	1.26%	1.53%	1.27%	1.59%

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

New Jersey Trust
Financial Highlights

	For the Year Ended November 30,
	2005		2004		2003		2002
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Net assets applicable to common shares
Expense Ratios:
Total expenses	1.86%	2.44%	1.85%	2.35%	1.84%	2.27%	1.89%	2.48%
Net assets, including amounts related to preferred shares
Expense Ratios:
Total expenses	1.21%	1.59%	1.19%	1.51%	1.18%	1.45%	1.19%	1.56%

New York Trust
Financial Highlights

	For the Year Ended November 30,
	2005		2004		2003		2002
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Net assets applicable to common shares
Expense Ratios:
Total expenses	1.81%	2.38%	1.78%	2.10%	1.77%	2.17%	1.86%	2.40%
Net assets, including amounts related to preferred shares
Expense Ratios:
Total expenses	1.19%	1.56%	1.16%	1.37%	1.15%	1.41%	1.18%	1.52%

Ohio Trust
Financial Highlights

	For the Year Ended November 30,
	2005		2004		2003		2002
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Net assets applicable to common shares
Expense Ratios:
Total expenses	1.91%	2.45%	1.91%	2.20%	1.90%	2.19%	1.96%	2.42%
Net assets, including amounts related to preferred shares
Expense Ratios:
Total expenses	1.24%	1.59%	1.23%	1.42%	1.21%	1.40%	1.23%	1.52%

Eaton Vance Municipal Income Trusts as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Pennsylvania Trust
Financial Highlights

	For the Year Ended November 30,
	2005		2004		2003		2002
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Net assets applicable to common shares
Expense Ratios:
Total expenses	1.97%	2.41%	1.91%	2.15%	1.92%	2.11%	1.95%	2.31%
Net assets, including amounts related to preferred shares
Expense Ratios:
Total expenses	1.27%	1.55%	1.23%	1.38%	1.23%	1.35%	1.22%	1.44%

While the Statements of Assets and Liabilities as of November 30, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year, with no effect on previously reported net assets. The Statements of Operations for the years ended November 30, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

Eaton Vance Municipal Income Trusts as of November 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipal Income Trusts and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively, the "Trusts"), (constituting the Eaton Vance Municipal Income Trusts) as of November 30, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at November 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2006, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 11 to the financial statements, the financial highlights for the years ended November 30, 2005, 2004, 2003, and 2002 have been restated.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 22, 2007

Eaton Vance Municipal Income Trusts as of November 30, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Trust. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of a Trust's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Trusts designate the following percentages of dividends from net investment income as an exempt-interest dividend.

Eaton Vance California Municipal Income Trust	100.00%
Eaton Vance Florida Municipal Income Trust	99.76%
Eaton Vance Massachusetts Municipal Income Trust	100.00%
Eaton Vance Michigan Municipal Income Trust	99.89%
Eaton Vance New Jersey Municipal Income Trust	100.00%
Eaton Vance New York Municipal Income Trust	99.99%
Eaton Vance Ohio Municipal Income Trust	99.99%
Eaton Vance Pennsylvania Municipal Income Trust	99.89%

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Municipal Income Trusts
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of November 30, 2006 our records indicate that there are 55, 34, 56, 10, 69, 56, 48 and 65 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 2,966, 2,156, 1,364, 1,239, 2,390, 2,633, 1,641 and 1,581 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

California Trust  CEV

Florida Trust  FEV

Massachusetts Trust  MMV

Michigan Trust  EMI

New Jersey Trust  EVJ

New York Trust  EVY

Ohio Trust  EVO

Pennsylvania Trust  EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Municipal Income Trust

•  Eaton Vance Florida Municipal Income Trust

•  Eaton Vance Massachusetts Municipal Income Trust

•  Eaton Vance Michigan Municipal Income Trust

•  Eaton Vance New Jersey Municipal Income Trust

•  Eaton Vance New York Municipal Income Trust

•  Eaton Vance Ohio Municipal Income Trust

•  Eaton Vance Pennsylvania Municipal Income Trust

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fees, payable by each Fund (referred to collectively as "management fees").

The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering. As part of its review, the Board considered each Fund's management fees and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Florida Municipal Income Trust (FEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO), and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts' affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trusts	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Vice President and Trustee	Until 2007. 3 years. Trustee since 1998.	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 170 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trusts.	170	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Until 2009. 3 years. Trustee since 2006.	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	170	None

Samuel L. Hayes, III (A) 2/23/35	Trustee and Chairman of the Board	Until 2007. 3 years. Trustee since 1998 and Chairman of the Board since 2005.	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	170	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Until 2008. 3 years. Trustee since 2003.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	170	None

Ronald A. Pearlman 7/10/40	Trustee	Until 2009. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center.	170	None

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trusts	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer (A) 9/21/35	Trustee	Until 2008. 3 years. Trustee since 1998.	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	170	None

Lynn A. Stout 9/14/57	Trustee	Until 2009. 3 years. Trustee since 1998.	Professor of Law, University of California at Los Angeles School of Law.	170	None

Ralph F. Verni 1/26/43	Trustee	Until 2009. 3 years. Trustee since 2006.	Consultant and private investor.	170	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trusts	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President and Vice President	President of CEV, FEV, EMI, EVY, EVO and EVP since 2005; Vice President of MMV and EVJ since 2004(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	President and Vice President	President of MMV and EVJ since 2005; Vice President of CEV, FEV, EMI, EVY, EVO and EVP; since 1998(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM and BMR.

William H. Ahern, Jr. 7/28/59	Vice President of EMI and EVO	Vice President of EMI since 2000 and EVO since 2005	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President of EVY	Since 2005	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President of EVP	Since 2005	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1998	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 170 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President of CEV and FEV since 1998, EMI, EVY and EVO since 2004 and EVP since 2000, Mr. MacIntosh served as Vice President of MMV and EVJ since 1998 and Ms. Campbell served as Assistant Treasurer of the Trusts since 1998.

(A)  APS Trustee

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Investment Adviser and Administrator of Eaton Vance Municipal Income Trusts
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkley Street
Boston, MA 02116-5022

Eaton Vance Municipal Income Trusts
The Eaton Vance Building
255 State Street
Boston, MA 02109

147-1/07  CE-MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the fiscal years ended November 30, 2005 and November 30, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	11/30/2005	11/30/2006

Audit Fees	$26,335	$27,380

Audit-Related Fees(1)	$3,640	$3,675

Tax Fees(2)	$6,405	$6,650

All Other Fees(3)	$0	$0

Total	$36,380	$37,705

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Thefollowing table presents (i) theaggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended November 30, 2005 and November 30, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	11/30/2005	11/30/2006

Registrant	$10,045	$10,325

Eaton Vance(1)	$184,983	$66,100

(1)Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park, Lynn A. Stout and Ralph E. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

New York Municipal Income Trust

Portfolio Management

Craig R. Brandon, portfolio manager of Eaton Vance New York Municipal Income Trust is responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.

The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
New York Municipal Income Trust
Craig R. Brandon
Registered Investment Companies	13	$1,504.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*In millions of dollars.  For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund

New York Municipal Income Trust	None
Craig R. Brandon

Potential for Conflicts of Interest.  The portfolio managers manage multiple investment portfolios.  Conflicts of interest may arise between a portfolio manager’s management of the Fund and his or her management of these other investment portfolios. Potential areas of conflict may include allocation of a portfolio manager’s time, investment opportunities and trades among investment portfolios, including the Fund, personal securities transactions and use of Fund portfolio holdings information.   In addition, some investment portfolios may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time and investment opportunities.  EVM has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  There is no guarantee that such policies and procedures will be effective or that all potential conflicts will be anticipated.

Portfolio Manager Compensation Structure

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material Changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of January 22, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR, that, as of such date, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits under the Act is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

Such officers had previously become aware of a control deficiency relating to the operating effectiveness of the Fund’s internal control over financial reporting as of November 30, 2006, related to the review and analysis of the relevant terms and conditions of certain transfers of securities to determine whether the transfers  qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,”  and had reevaluated disclosure controls and procedures and concluded that they were not effective at that date.  The Fund determined that this control deficiency represented a material weakness in internal control over financial reporting at November 30, 2006 as more fully described below in Item 11b.  Subsequent to November 30, 2006, but prior to the evaluation of the design and operation of the registrant’s disclosure controls and procedures at January 22, 2007, the registrant’s disclosure controls and procedures were modified, as described in Item 11(b) below, to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

(b) Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).  Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a Fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund’s annual or interim financial statements that is more than inconsequential will not be prevented or detected.  A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Management has identified the following control deficiency that was determined to be a material weakness, as defined above, in the Funds’ internal control over financial reporting.  The Funds’ controls related to the review and analysis of the relevant terms and conditions of certain transfers of securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”  As a result of this weakness, the financial highlights for each of four years in the period ended November 30, 2005 were restated in order to appropriately account for such transfers of securities as secured borrowings and report the related interest income and expense.  In response to the identified control deficiency, management implemented certain modifications to its controls and control procedures that are designed to enhance their operating effectiveness.  There were no changes in registrant’s internal control over financial reporting during the quarter ended November 30, 2006.  However, see above for discussion of a control deficiency identified for the year ended November 30, 2006, and for remedial actions.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 24, 2007

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	January 24, 2007